UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2017

Date of reporting period:	7/31/2017

Item	1 – Reports to Stockholders

PRUDENTIAL JENNISON DIVERSIFIED GROWTH FUND (formerly known as Prudential Jennison Conservative Growth Fund)

ANNUAL REPORT

JULY 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Seeks long-term capital appreciation

Highlights

•	Information technology positions contributed the most to return.

•

In financials, many holdings, including Goldman Sachs and JPMorgan Chase, advanced on perceptions that they would benefit from the results of the 2016 US presidential election, as the new administration was widely expected to favor a less onerous regulatory environment.

•

Energy positions, including Devon Energy, Newfield Exploration, Apache, and EOG Resources, declined along with the benchmark sector, as expectations that oil prices would stabilize or rise (in the wake of OPEC’s 2016 decision to cut production) and that oil field capital spending programs would accelerate came into question.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

As we come to the fiscal year-end of the Prudential Jennison Conservative Growth Fund’s reporting cycle, we have two significant name changes to announce. The first involves renaming the Fund to help better communicate an understanding of its investment strategy among current and prospective shareholders. We have therefore changed its name to the Prudential Jennison Diversified Growth Fund.

In addition to the Fund name change, we are proud to announce that Prudential Investments has changed its name to PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name is changing: the name of your Fund and its management and operation will not change.

Major global events during the reporting period included the US presidential election and domestic issues related to the new administration’s policy initiatives. The US economy experienced weak growth during the first quarter of 2017, although stronger growth took place in the second quarter. Britain began its formal legal process to leave the European Union, and recent parliamentary elections in Britain resulted in unseating the majority party. Overall, global economic growth picked up slightly.

Equities in the US reached new highs, and international equities gained significantly. European stocks posted impressive results. Asian markets were solid, and emerging markets outperformed most regions.

In mid-June, the Federal Reserve raised its Federal Funds rate by 0.25% for the second time in 2017. Fixed income markets were mixed, as rising interest rates affected bond markets. High yield and emerging markets bonds were among the top performers.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Diversified Growth Fund

September 15, 2017

Prudential Jennison Diversified Growth Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/17 (with sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	13.20	13.16	7.75
Class B	13.90	13.50	7.55
Class C	17.90	13.63	7.56
Russell 1000 Growth Index	18.05	15.60	9.36
Lipper Large-Cap Growth Funds Average*	17.87	14.71	8.34
Lipper Large-Cap Core Funds Average*	15.12	13.48	6.82

	Average Annual Total Returns as of 7/31/17 (without sales charges)
	One Year (%)	Five Years (%)	Ten Years (%)
Class A	19.78	14.44	8.36
Class B	18.90	13.63	7.55
Class C	18.90	13.63	7.56
Russell 1000 Growth Index	18.05	15.60	9.36
Lipper Large-Cap Growth Funds Average*	17.87	14.71	8.34
Lipper Large-Cap Core Funds Average*	15.12	13.48	6.82

*The Fund is compared to the Lipper Large-Cap Growth Funds Performance universe although Lipper classifies the Fund in the Lipper Large-Cap Core Funds Performance universe. The Lipper Large-Cap Growth Funds Performance universe is utilized because the Fund’s manager believes the Funds included in this universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Jennison Diversified Growth Fund (Class A shares) with a similar investment in the Russell 1000 Growth Index by portraying the initial account values at the beginning of the 10-year period for Class A shares (July 31, 2007) and the account values at the end of the current fiscal year (July 31, 2017) as measured on a quarterly basis. The Russell 1000 Growth Index data is measured from the closest month-end to inception date. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursement, if any, the Fund’s returns would have been lower.

Prudential Jennison Diversified Growth Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5/6) 0% (Yr.7)	1% on sales made within 12 months of purchase
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Lipper Large-Cap Core Funds Average—The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

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Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 7/31/17 (%)
Apple, Inc.	4.5
Alphabet, Inc. (Class A Stock)	3.8
Priceline Group, Inc. (The)	3.5
Amazon.com, Inc.	3.4
Facebook, Inc. (Class A Stock)	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/17 (%)
Internet Software & Services	11.9
Internet & Direct Marketing Retail	8.9
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	6.0
Insurance	5.8

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Diversified Growth Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Jennison Diversified Growth Fund’s Class A shares rose 19.78% in the 12 months ended July 31, 2017. In the same period, the Russell 1000® Growth Index (the Index) advanced 18.05%, and the Lipper Large-Cap Growth Funds Average climbed 17.87%.

What was the market environment?

•	The unconventional US presidential election and the new administration’s shaky start contributed to market volatility in the 12-month period ended July 31, 2017.

•

The market’s initial favorable response to the election reflected anticipation of lower corporate tax rates, a less onerous regulatory environment, and increased fiscal spending on infrastructure. With legislative accomplishments elusive and factionalism impeding cooperation, market expectations moderated.

•

Solid economic fundamentals in the US included moderate GDP expansion, robust employment, and accelerating corporate profit growth. Inflation remained benign. The Federal Reserve raised the federal funds target rate to 1.00%-1.25%.

What worked?

•	Information technology positions contributed the most to return.

•

Alibaba reported impressive financial results that beat consensus expectations on most key metrics. It operates China’s largest global online wholesale platform for small businesses, China’s largest online retail website, and China’s largest online third-party platform for brands and retailers. Jennison believes Alibaba, with its dominant market share, offers an attractive opportunity to invest in the long-term growth of the Chinese e-commerce market.

•

Apple’s fundamental strength reflects the proliferation of the iOS platform across the global mobile phone, tablet, and personal computer landscape, as well as the financial power related to the attractive margin profile of the company’s hardware products.

•

Tencent, China’s largest and most visited Internet service portal, continues to perform well, fundamentally driven by its dominant position in China’s online gaming and instant messaging markets and its growing advertising and payment service efforts. With its recent acquisition of two key music platforms, Tencent is also China’s leading online music provider.

•

Jennison believes that as Internet-based social platform Facebook solidifies its dominant position, it continues to increase its appeal to both users and advertisers. Long-term, largely untapped, growth drivers include Instagram, WhatsApp, and Messenger. The company’s revenue, margins, and earnings beat consensus expectations, with user metrics and engagement remaining strong.

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•

Nvidia has transformed itself from a personal-computer-centric graphics provider to a company focused on key high-growth markets where Jennison believes it can leverage its graphics expertise to offer high-value-added solutions: gaming (where it has dominant market share), automotive, high-performance computing, and cloud and enterprise. Jennison believes Nvidia is uniquely positioned in these markets as developers have coalesced and standardized around its architecture and platform, potentially driving several years of strong top-line growth.

•

In financials, many holdings, including Goldman Sachs and JPMorgan Chase, advanced on perceptions that they would benefit from the results of the 2016 US presidential election, as the new administration was widely expected to favor a less onerous regulatory environment.

•

Jennison believes Goldman’s strong capital base and leading global positions in investment banking, capital markets, trading, and asset management provide attractive exposure to long-term global economic expansion.

•	Jennison believes JPMorgan Chase’s diversified franchise has broad earnings capacity supported by a robust capital base.

•	In consumer discretionary:

•

Amazon continued to invest to drive unit growth in its core retail business and through the proliferation of digital commerce via the mobile market. The stock benefited from strong execution, long-term revenue growth, and development of a meaningfully important business opportunity in cloud infrastructure. Amazon’s proposed acquisition of Whole Foods potentially unlocks another large addressable market over the long term. As Amazon’s business momentum continues, Jennison believes investments in distribution, digital content, Prime Now/Amazon Fresh, Alexa/Echo, and India will continue to fuel growth.

•

Jennison believes that the long-term competitive positioning of Netflix has been strengthened by exclusive deals and original content, pricing power, international expansion, and scale advantage, which enables the company to fund content costs with a global subscriber base. Jennison expects Netflix to continue to benefit as its dominant positioning within the media landscape becomes increasingly apparent. The company’s subscriber growth and international profit exceeded operations.

What didn’t work?

•	In health care:

•

Bristol-Myers Squibb declined on dashed hopes for an accelerated approval timeline for its combination of two drugs in the treatment of lung cancer. Jennison continues to expect favorable data on the combination therapy in early 2018 and maintains conviction in the long-term value creation of Bristol’s immuno-oncology franchise.

Prudential Jennison Diversified Growth Fund	9

Strategy and Performance Overview (continued)

•

Although Jennison expects Novo Nordisk to benefit from the structural growth in the diabetes market, it eliminated the position, as the world’s leading maker of insulin faced heightened competitive pressure.

•

Specialty pharmaceutical company Shire has product franchises in neuroscience, gastrointestinal, and rare diseases. Its weakness may have been related to the possibility of increased competition for its hemophilia drugs.

•

Energy positions, including Devon Energy, Newfield Exploration, Apache, and EOG Resources, declined along with the benchmark sector, as expectations that oil prices would stabilize or rise (in the wake of OPEC’s 2016 decision to cut production) and that oil field capital spending programs would accelerate came into question.

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top contributors (%)		Top detractors (%)
Alibaba Group Holding Ltd. (China)	2.02	Bristol-Myers Squibb Co.	–0.73
Apple, Inc.	1.45	Target Corp.	–0.44
Amazon.com, Inc.	1.36	Novo Nordisk, Inc.	–0.40
Tencent Holdings Ltd.	1.30	Devon Energy Corp.	–0.34
Goldman Sachs Group Inc.	1.08	Shire PLC	–0.27

Current outlook

•

Lifted by US GDP expansion that continues at a 2.0%-2.5% rate and corporate earnings that are showing healthy growth across most sectors, investors have largely taken the new US administration’s heterodox approach and the Republican-controlled legislature’s lack of accomplishments in stride.

•

Economic growth in the US looks to be durable at its present rate through the rest of the year, although declining automobile production, a weaker US dollar, and limits to further job growth could pose risk. The positive outlook for corporate profits continues to reflect stable demand patterns with little near-term inflationary pressures.

•

Washington remains a significant uncertainty. A continuing funding resolution, raising the debt ceiling, and a budget resolution are hefty issues to be addressed before the Federal Government’s fiscal-year-end and necessary precursors to progress on tax reform or fiscal stimulus.

•

The interest rate yield curve is flatter across the maturity spectrum than it has been in many years, with three hikes from the Fed at the short-end and a well-contained set of inflationary expectations anchoring long rates.

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•

Companies held in the Fund have posted well-above-average earnings growth thus far in 2017, and Jennison expects them to continue to perform well fundamentally throughout the rest of this year and next.

Prudential Jennison Diversified Growth Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

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period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Diversified Growth Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,120.00	1.20%	$6.31
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class B	Actual	$1,000.00	$1,116.40	1.95%	$10.23
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C	Actual	$1,000.00	$1,116.40	1.95%	$10.23
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2017, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Diversified Growth Fund	13

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 2.1%
Boeing Co. (The)	1,782	$432,064
General Dynamics Corp.	8,927	1,752,638
Raytheon Co.	15,161	2,604,205

		4,788,907

Air Freight & Logistics 0.0%
FedEx Corp.	86	17,891

Automobiles 0.0%
Tesla, Inc.*	99	32,024

Banks 4.8%
Bank of America Corp.	10,080	243,130
Citigroup, Inc.	29,372	2,010,513
JPMorgan Chase & Co.	67,079	6,157,852
Wells Fargo & Co.	47,812	2,578,979

		10,990,474

Beverages 2.4%
Coca-Cola Co. (The)	74,656	3,422,231
Dr. Pepper Snapple Group, Inc.	14,005	1,276,696
PepsiCo, Inc.	6,526	760,997

		5,459,924

Biotechnology 2.1%
Celgene Corp.*	15,829	2,143,405
Gilead Sciences, Inc.	11,839	900,829
Shire PLC, ADR	10,489	1,757,327

		4,801,561

Capital Markets 0.6%
BGC Partners, Inc. (Class A Stock)	51,672	651,584
Goldman Sachs Group, Inc. (The)	3,575	805,555

		1,457,139

Chemicals 1.3%
E.I. du Pont de Nemours & Co.	6,301	518,005
LyondellBasell Industries NV (Class A Stock)	28,610	2,577,475

		3,095,480

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	15

Schedule of Investments (continued)

as of July 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Commercial Services & Supplies 1.5%
Waste Management, Inc.	45,396	$3,411,509

Diversified Financial Services 2.9%
Berkshire Hathaway, Inc. (Class B Stock)*	20,276	3,547,692
Leucadia National Corp.	124,640	3,244,379

		6,792,071

Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.	74,258	3,594,087

Electrical Equipment 0.9%
Emerson Electric Co.	36,273	2,162,233

Equity Real Estate Investment Trusts (REITs) 2.7%
Douglas Emmett, Inc.	23,407	895,552
Lamar Advertising Co. (Class A Stock)	44,986	3,174,662
Outfront Media, Inc.	98,460	2,251,780

		6,321,994

Food & Staples Retailing 3.2%
Costco Wholesale Corp.	39,073	6,193,461
Walgreens Boots Alliance, Inc.	13,698	1,105,018
Whole Foods Market, Inc.	3,422	142,903

		7,441,382

Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	55,471	3,354,886

Health Care Providers & Services 1.7%
Cigna Corp.	2,740	475,554
Express Scripts Holding Co.*	9,836	616,127
Patterson Cos., Inc.	70,334	2,934,335

		4,026,016

Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	36,584	3,068,666
Marriott International, Inc. (Class A Stock)	20,592	2,145,480
McDonald’s Corp.	475	73,692

		5,287,838

Household Products 1.5%
Procter & Gamble Co. (The)	38,085	3,458,880

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 1.9%
General Electric Co.	35,692	$914,072
Honeywell International, Inc.	24,988	3,401,367

		4,315,439

Insurance 5.8%
American International Group, Inc.	52,798	3,455,629
Aspen Insurance Holdings Ltd. (Bermuda)	66,301	3,235,489
RenaissanceRe Holdings Ltd. (Bermuda)	23,654	3,475,009
XL Group Ltd. (Bermuda)	73,718	3,273,079

		13,439,206

Internet & Direct Marketing Retail 8.9%
Amazon.com, Inc.*	7,992	7,894,338
Netflix, Inc.*	25,033	4,547,495
Priceline Group, Inc. (The)*	4,047	8,209,339

		20,651,172

Internet Software & Services 11.9%
Alibaba Group Holding Ltd. (China), ADR*(a)	40,445	6,266,953
Alphabet, Inc. (Class A Stock)*	9,351	8,841,370
Facebook, Inc. (Class A Stock)*	44,275	7,493,544
Tencent Holdings Ltd. (China), ADR	125,230	5,004,191

		27,606,058

IT Services 3.9%
International Business Machines Corp.	9,882	1,429,629
Mastercard, Inc. (Class A Stock)	28,229	3,607,666
Visa, Inc. (Class A Stock)	39,905	3,972,942

		9,010,237

Life Sciences Tools & Services 0.5%
Waters Corp.*	6,961	1,207,316

Machinery 0.8%
Stanley Black & Decker, Inc.	12,454	1,752,153

Media 2.8%
Charter Communications, Inc. (Class A Stock)*	10,845	4,250,264
Interpublic Group of Cos., Inc. (The)	54,355	1,174,611
Walt Disney Co. (The)	9,904	1,088,747

		6,513,622

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	17

Schedule of Investments (continued)

as of July 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	66,451	$3,287,995
Chevron Corp.	20,327	2,219,505
Concho Resources, Inc.*	3,646	474,928
EOG Resources, Inc.	9,363	890,796
Exxon Mobil Corp.	44,079	3,528,083
Williams Cos., Inc. (The)	108,388	3,444,571

		13,845,878

Personal Products 0.0%
Nu Skin Enterprises, Inc. (Class A Stock)	350	22,176

Pharmaceuticals 8.2%
Allergan PLC	29,672	7,487,136
Bristol-Myers Squibb Co.	83,388	4,744,777
Johnson & Johnson	25,144	3,337,111
Merck & Co., Inc.	51,993	3,321,313

		18,890,337

Semiconductors & Semiconductor Equipment 1.8%
Broadcom Ltd.	2,199	542,405
NVIDIA Corp.	13,979	2,271,727
QUALCOMM, Inc.	23,650	1,257,944

		4,072,076

Software 4.8%
Activision Blizzard, Inc.	17,885	1,104,935
Adobe Systems, Inc.*	17,371	2,544,678
Microsoft Corp.	71,910	5,227,857
salesforce.com, Inc.*	24,256	2,202,445

		11,079,915

Specialty Retail 1.9%
Home Depot, Inc. (The)	2,517	376,543
Industria de Diseno Textil SA (Spain), ADR	148,719	2,955,047
Williams-Sonoma, Inc.(a)	22,409	1,040,450

		4,372,040

Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	69,221	10,295,239

Textiles, Apparel & Luxury Goods 1.1%
adidas AG (Germany), ADR	22,791	2,610,253

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Tobacco 1.4%
Altria Group, Inc.	44,836	$2,912,995
British American Tobacco PLC (United Kingdom), ADR	4,657	291,156

		3,204,151

TOTAL LONG-TERM INVESTMENTS (cost $174,665,459)		229,381,564

SHORT-TERM INVESTMENTS 4.2%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,267,112	2,267,112

Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $7,567,253; includes $7,561,076 of cash collateral for securities on loan)(b)(w)	7,566,776	7,567,532

TOTAL SHORT-TERM INVESTMENTS (cost $9,834,365)		9,834,644

TOTAL INVESTMENTS 103.4% (cost $184,499,824)		239,216,208
Liabilities in excess of other assets (3.4)%		(7,899,587)

NET ASSETS 100.0%		$231,316,621

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,306,830; cash collateral of $7,561,076 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	19

Schedule of Investments (continued)

as of July 31, 2017

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,788,907	$—	$—
Air Freight & Logistics	17,891	—	—
Automobiles	32,024	—	—
Banks	10,990,474	—	—
Beverages	5,459,924	—	—
Biotechnology	4,801,561	—	—
Capital Markets	1,457,139	—	—
Chemicals	3,095,480	—	—
Commercial Services & Supplies	3,411,509	—	—
Diversified Financial Services	6,792,071	—	—
Diversified Telecommunication Services	3,594,087	—	—
Electrical Equipment	2,162,233	—	—
Equity Real Estate Investment Trusts (REITs)	6,321,994	—	—
Food & Staples Retailing	7,441,382	—	—
Health Care Equipment & Supplies	3,354,886	—	—
Health Care Providers & Services	4,026,016	—	—
Hotels, Restaurants & Leisure	5,287,838	—	—
Household Products	3,458,880	—	—
Industrial Conglomerates	4,315,439	—	—
Insurance	13,439,206	—	—
Internet & Direct Marketing Retail	20,651,172	—	—
Internet Software & Services	27,606,058	—	—
IT Services	9,010,237	—	—
Life Sciences Tools & Services	1,207,316	—	—
Machinery	1,752,153	—	—
Media	6,513,622	—	—
Oil, Gas & Consumable Fuels	13,845,878	—	—
Personal Products	22,176	—	—
Pharmaceuticals	18,890,337	—	—
Semiconductors & Semiconductor Equipment	4,072,076	—	—
Software	11,079,915	—	—
Specialty Retail	4,372,040	—	—
Technology Hardware, Storage & Peripherals	10,295,239	—	—
Textiles, Apparel & Luxury Goods	2,610,253	—	—
Tobacco	3,204,151	—	—
Affiliated Mutual Funds	9,834,644	—	—

Total	$239,216,208	$—	$—

See Notes to Financial Statements.

20

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Internet Software & Services	11.9%
Internet & Direct Marketing Retail	8.9
Pharmaceuticals	8.2
Oil, Gas & Consumable Fuels	6.0
Insurance	5.8
Software	4.8
Banks	4.8
Technology Hardware, Storage & Peripherals	4.5
Affiliated Mutual Funds (including 3.3% of collateral for securities on loan)	4.2
IT Services	3.9
Food & Staples Retailing	3.2
Diversified Financial Services	2.9
Media	2.8
Equity Real Estate Investment Trusts (REITs)	2.7
Beverages	2.4
Hotels, Restaurants & Leisure	2.3
Biotechnology	2.1
Aerospace & Defense	2.1
Specialty Retail	1.9
Industrial Conglomerates	1.9
Semiconductors & Semiconductor Equipment	1.8%
Health Care Providers & Services	1.7
Diversified Telecommunication Services	1.6
Household Products	1.5
Commercial Services & Supplies	1.5
Health Care Equipment & Supplies	1.4
Tobacco	1.4
Chemicals	1.3
Textiles, Apparel & Luxury Goods	1.1
Electrical Equipment	0.9
Machinery	0.8
Capital Markets	0.6
Life Sciences Tools & Services	0.5
Automobiles	0.0 *
Personal Products	0.0 *
Air Freight & Logistics	0.0 *

103.4
Liabilities in excess of other assets	(3.4)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$7,306,830	$(7,306,830)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	21

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Investments at value, including securities on loan of $7,306,830:
Unaffiliated investments (cost $174,665,459)	$229,381,564
Affiliated investments (cost $9,834,365)	9,834,644
Dividends receivable	149,515
Tax reclaim receivable	23,970
Receivable for Fund shares sold	20,556

Total Assets	239,410,249

Liabilities
Payable to broker for collateral for securities on loan	7,561,076
Payable for Fund shares reacquired	146,514
Management fee payable	135,830
Accrued expenses and other liabilities	130,076
Distribution fee payable	81,021
Affiliated transfer agent fee payable	38,968
Deferred trustees’ fees	143

Total Liabilities	8,093,628

Net Assets	$231,316,621

Net assets were comprised of:
Shares of beneficial interest, at par	$18,771
Paid-in capital in excess of par	157,863,345

157,882,116
Undistributed net investment income	351,073
Accumulated net realized gain on investment and foreign currency transactions	18,367,048
Net unrealized appreciation on investments	54,716,384

Net assets, July 31, 2017	$231,316,621

Class A
Net asset value and redemption price per share ($179,539,406 ÷ 14,032,703 shares of beneficial interest issued and outstanding)	$12.79
Maximum sales charge (5.50% of offering price)	0.74

Maximum offering price to public	$13.53

Class B
Net asset value, offering price and redemption price per share ($2,168,518 ÷ 198,482 shares of beneficial interest issued and outstanding)	$10.93

Class C
Net asset value, offering price and redemption price per share ($49,608,697 ÷ 4,539,449 shares of beneficial interest issued and outstanding)	$10.93

See Notes to Financial Statements.

22

Statement of Operations

Year Ended July 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $31,430)	$3,546,163
Income from securities lending, net (including affiliated income of $10,581)	20,869
Affiliated dividend income	17,217

Total income	3,584,249

Expenses
Management fee	1,543,696
Distribution fee—Class A	508,490
Distribution fee—Class B	25,077
Distribution fee—Class C	485,238
Administration fee	3,681
Transfer agent’s fees and expenses (including affiliated expense of $173,200)	430,000
Custodian and accounting fees	59,000
Registration fees	47,000
Shareholders’ reports	24,000
Audit fee	24,000
Legal fees and expenses	21,000
Trustees’ fees	13,000
Loan interest expense	719
Miscellaneous	16,650

Total expenses	3,201,551
Distribution fee waiver—Class A	(84,750)

Net expenses	3,116,801

Net investment income (loss)	467,448

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(944))	26,961,812
Foreign currency transactions	99

26,961,911

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $279)	12,224,121

Net gain (loss) on investment and foreign currency transactions	39,186,032

Net Increase (Decrease) In Net Assets Resulting From Operations	$39,653,480

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	23

Statement of Changes in Net Assets

	Year Ended July 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$467,448	$750,109
Net realized gain (loss) on investment and foreign currency transactions	26,961,911	(1,953,787)
Net change in unrealized appreciation (depreciation) on investments	12,224,121	(2,661,600)

Net increase (decrease) in net assets resulting from operations	39,653,480	(3,865,278)

Dividends and Distributions
Dividends from net investment income
Class A	(865,867)	(533,907)

Distributions from net realized gains
Class A	(4,609,408)	(12,297,965)
Class B	(78,699)	(285,598)
Class C	(1,548,074)	(4,135,309)

	(6,236,181)	(16,718,872)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	6,581,454	7,030,841
Net asset value of shares issued in reinvestment of dividends and distributions	7,009,461	17,000,403
Cost of shares reacquired	(33,578,029)	(30,515,992)

Net increase (decrease) in net assets from Fund share transactions	(19,987,114)	(6,484,748)

Total increase (decrease)	12,564,318	(27,602,805)

Net Assets:

Beginning of year	218,752,303	246,355,108

End of year(a)	$231,316,621	$218,752,303

(a) Includes undistributed net investment income of:	$351,073	$749,393

See Notes to Financial Statements.

24

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Diversified Growth Fund and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Diversified Growth Fund (the “Fund”, formerly Prudential Jennison Conservative Growth Fund). The financial statements of the other funds are not presented herein. The Fund is a diversified fund.

The investment objective of the Fund is long-term capital appreciation.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Prudential Jennison Diversified Growth Fund	25

Notes to Financial Statements (continued)

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

26

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Prudential Jennison Diversified Growth Fund	27

Notes to Financial Statements (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity Real Estate Investment Trusts (REITs): The Fund invests in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the

28

period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Prudential Jennison Diversified Growth Fund	29

Notes to Financial Statements (continued)

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .70% of the Fund’s average daily net assets on the first $500 million, .65% of the average daily net assets on the next $500 million and .60% of the average daily net assets in excess of $1 billion. The effective management fee rate was .70% for the year ended July 31, 2017.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B and Class C shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through

30

November 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $96,757 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2017, it received $2,887 and $643 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended July 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended July 31, 2017, PGIM, Inc. was compensated $6,648 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the year ended July 31, 2017, were $396,720,249 and $424,875,296, respectively.

Prudential Jennison Diversified Growth Fund	31

Notes to Financial Statements (continued)

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gain on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gain on investment and foreign currency transactions. For the year ended July 31, 2017, the adjustments were to increase undistributed net investment income and decrease accumulated net realized gain on investment and foreign currency transactions by $99 due to differences in the treatment for book and tax purposes of certain transactions involving foreign currencies. Net investment income, net realized gain (loss) on investment and foreign currency transactions and net assets were not affected by this change.

For the year ended July 31, 2017, the tax character of distributions paid were $2,215,377 from ordinary income and $4,886,671 from long-term capital gains. For the year ended July 31, 2016, the tax character of distributions paid were $6,191,268 from ordinary income and $11,061,511 from long-term capital gains.

As of July 31, 2017, the accumulated undistributed earnings on a tax basis were $12,325,174 of ordinary income and $7,190,264 of long-term capital gains. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$185,296,998	$56,735,887	$(2,816,677)	$53,919,210

The book basis differs from tax basis primarily due to deferred losses on wash sales.

The Fund utilized approximately $1,188,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2017.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The

32

Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At reporting period end, three shareholders of record held 26% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2017:
Shares sold	464,735	$5,400,607
Shares issued in reinvestment of dividends and distributions	478,707	5,418,963
Shares reacquired	(2,366,974)	(27,332,390)

Net increase (decrease) in shares outstanding before conversion	(1,423,532)	(16,512,820)
Shares issued upon conversion from other share class(es)	317,278	3,739,029

Net increase (decrease) in shares outstanding	(1,106,254)	$(12,773,791)

Year ended July 31, 2016:
Shares sold	465,449	$5,046,604
Shares issued in reinvestment of dividends and distributions	1,191,030	12,684,475
Shares reacquired	(2,161,419)	(23,099,934)

Net increase (decrease) in shares outstanding before conversion	(504,940)	(5,368,855)
Shares issued upon conversion from other share class(es)	91,159	979,851

Net increase (decrease) in shares outstanding	(413,781)	$(4,389,004)

Prudential Jennison Diversified Growth Fund	33

Notes to Financial Statements (continued)

Class B	Shares	Amount
Year ended July 31, 2017:
Shares sold	9,731	$95,850
Shares issued in reinvestment of dividends and distributions	7,848	76,286
Shares reacquired	(45,825)	(453,370)

Net increase (decrease) in shares outstanding before conversion	(28,246)	(281,234)
Shares reacquired upon conversion into other share class(es)	(78,804)	(793,809)

Net increase (decrease) in shares outstanding	(107,050)	$(1,075,043)

Year ended July 31, 2016:
Shares sold	22,728	$217,564
Shares issued in reinvestment of dividends and distributions	30,060	276,556
Shares reacquired	(44,961)	(418,097)

Net increase (decrease) in shares outstanding before conversion	7,827	76,023
Shares reacquired upon conversion into other share class(es)	(102,832)	(956,703)

Net increase (decrease) in shares outstanding	(95,005)	$(880,680)

Class C
Year ended July 31, 2017:
Shares sold	108,548	$1,084,997
Shares issued in reinvestment of dividends and distributions	155,783	1,514,212
Shares reacquired	(583,348)	(5,792,269)

Net increase (decrease) in shares outstanding before conversion	(319,017)	(3,193,060)
Shares reacquired upon conversion into other share class(es)	(291,556)	(2,945,220)

Net increase (decrease) in shares outstanding	(610,573)	$(6,138,280)

Year ended July 31, 2016:
Shares sold	187,630	$1,766,673
Shares issued in reinvestment of dividends and distributions	439,062	4,039,372
Shares reacquired	(753,835)	(6,997,961)

Net increase (decrease) in shares outstanding before conversion	(127,143)	(1,191,916)
Shares reacquired upon conversion into other share class(es)	(2,453)	(23,148)

Net increase (decrease) in shares outstanding	(129,596)	$(1,215,064)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

34

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the year ended July 31, 2017. The average daily balance for the 3 days that the Fund had loans outstanding during the period was $4,252,000, borrowed at a weighted average interest rate of 2.03%. The maximum loan balance outstanding during the period was $4,252,000. At July 31, 2017, the Fund did not have an outstanding loan balance.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective August 1, 2017.

Prudential Jennison Diversified Growth Fund	35

Financial Highlights

Class A Shares
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$11.03	$12.01	$11.81	$10.46	$8.38
Income (loss) from investment operations:
Net investment income (loss)	.04	.06	.06	.04	.05
Net realized and unrealized gain (loss) on investments	2.09	(.19)	1.28	1.78	2.07
Total from investment operations	2.13	(.13)	1.34	1.82	2.12
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.03)	(.04)	(.02)	(.04)
Distributions from net realized gains	(.31)	(.82)	(1.10)	(.45)	-
Total dividends and distributions	(.37)	(.85)	(1.14)	(.47)	(.04)
Net asset value, end of year	$12.79	$11.03	$12.01	$11.81	$10.46
Total Return(b):	19.78%	(.82)%	11.84%	17.78%	25.45%

Ratios/Supplemental Data:
Net assets, end of year (000)	$179,539	$166,997	$186,770	$175,928	$158,694
Average net assets (000)	$169,500	$167,524	$181,444	$169,539	$143,264
Ratios to average net assets(c):
Expenses after waiver and/or expense reimbursement	1.24%	1.28%	1.24%	1.26%	1.35%
Expenses before waiver and/or expense reimbursement	1.29%	1.33%	1.29%	1.31%	1.40%
Net investment income (loss)	.38%	.52%	.47%	.36%	.54%
Portfolio turnover rate	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

36

Class B Shares
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.49	$10.49	$10.49	$9.38	$7.53
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.02)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss) on investments	1.78	(.16)	1.13	1.60	1.87
Total from investment operations	1.75	(.18)	1.10	1.56	1.85
Less Dividends and Distributions:
Distributions from net realized gains	(.31)	(.82)	(1.10)	(.45)	-
Net asset value, end of year	$10.93	$9.49	$10.49	$10.49	$9.38
Total Return(b):	18.90%	(1.51)%	11.01%	16.96%	24.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$2,169	$2,898	$4,200	$5,138	$5,244
Average net assets (000)	$2,508	$3,375	$4,801	$5,457	$5,169
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	2.03%	1.99%	2.01%	2.11%
Expenses before waivers and/or expense reimbursement	1.99%	2.03%	1.99%	2.01%	2.11%
Net investment income (loss)	(.33)%	(.21)%	(.25)%	(.38)%	(.19)%
Portfolio turnover rate	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Diversified Growth Fund	37

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.49	$10.49	$10.49	$9.38	$7.53
Income (loss) from investment operations:
Net investment income (loss)	(.04)	(.02)	(.03)	(.04)	(.02)
Net realized and unrealized gain (loss) on investments	1.79	(.16)	1.13	1.60	1.87
Total from investment operations	1.75	(.18)	1.10	1.56	1.85
Less Dividends and Distributions:
Distributions from net realized gains	(.31)	(.82)	(1.10)	(.45)	-
Net asset value, end of year	$10.93	$9.49	$10.49	$10.49	$9.38
Total Return(b):	18.90%	(1.51)%	11.01%	16.96%	24.57%

Ratios/Supplemental Data:
Net assets, end of year (000)	$49,609	$48,858	$55,384	$55,860	$52,005
Average net assets (000)	$48,525	$49,288	$56,581	$55,220	$48,375
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	2.03%	1.99%	2.01%	2.10%
Expenses before waivers and/or expense reimbursement	1.99%	2.03%	1.99%	2.01%	2.10%
Net investment income (loss)	(.36)%	(.23)%	(.27)%	(.39)%	(.21)%
Portfolio turnover rate	181%	246%	295%	234%	148%

(a)	Calculated based on average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

38

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

We have audited the accompanying statement of assets and liabilities of Prudential Jennison Diversified Growth Fund (the “Fund,” formerly Prudential Jennison Conservative Growth Fund), a series of Prudential Investment Portfolios 5, including the schedule of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 18, 2017

Prudential Jennison Diversified Growth Fund	39

Tax Information

We are advising you that during the fiscal year ended July 31, 2017, the Fund reported the maximum amount allowed per share but not less than $.25 per share for Class A, B and C shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended July 31, 2017, the Fund reports, in accordance with Section 854 of the Internal Revenue Code, the following percentages of the ordinary income dividends paid as 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Jennison Diversified Growth Fund	47.59%	46.44%

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of dividends and distributions received by you in calendar year 2017.

40

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 87	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 87	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 87	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Jennison Diversified Growth Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (56)± Board Member Portfolios Overseen: 87	Retired; Formerly President (2005–2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011-present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016)
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 87	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 87	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006)	Independent Director, Corporate Capital Trust (since April 2017) (a business development company)
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 87	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Visit our website at pgiminvestments.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 87	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

±	Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 87	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential Jennison Diversified Growth Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 87	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential Jennison Diversified Growth Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007–December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998—January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Diversified Growth Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential Jennison Conservative Growth Fund is a series of Prudential Investment Portfolios 5.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the approval of the Fund’s advisory agreements.

Prudential Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments for the year ended December 31, 2016 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Jennison Diversified Growth Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe)3, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM

[3]

The Fund was compared to the Lipper Large-Cap Growth Funds Performance Universe, although the Fund is classified in the Lipper Large-Cap Core Funds Performance Universe. The Lipper Large-Cap Growth Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, five-, and ten-year periods.
•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was within five basis points of the median of all funds in the Peer Group.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Diversified Growth Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	B	C
NASDAQ	TBDAX	TBDBX	TBDCX
CUSIP	74440V104	74440V203	74440V302

MF503E

PRUDENTIAL JENNISON RISING DIVIDEND FUND

ANNUAL REPORT

JULY 31, 2017

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Objective: Capital appreciation and income

Highlights

•

Overall stock selection in the financials sector, an overweight allocation to banks, and stock selection in the energy sector contributed the most to relative return, while holdings in the information technology services industry and the industrials sector were also among the primary contributors to performance during the period.

•

Conversely, stock selection in the health care sector, and within the consumer discretionary sector all detracted the most from relative performance. Additionally, an overweight allocation to the integrated oil & gas segment also hurt relative performance during the period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Jennison Rising Dividend Fund informative and useful. The report covers performance for the 12-month period ended July 31, 2017.

Effective April 3, 2017, Prudential Investments became known as PGIM® Investments. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and its management and operation will not change.

Major global events during the reporting period included the US presidential election and domestic issues related to the new administration’s policy initiatives. The US economy experienced weak growth during the first quarter of 2017, although stronger growth took place in the second quarter. Britain began its formal legal process to leave the European Union, and recent parliamentary elections in Britain resulted in unseating the majority party. Overall, global economic growth picked up slightly.

Equities in the US reached new highs, and international equities gained significantly. European stocks posted impressive results. Asian markets were solid, and emerging markets outperformed most regions.

In mid-June, the Federal Reserve raised its Federal Funds rate by 0.25% for the second time in 2017. Fixed income markets were mixed, as rising interest rates affected bond markets. High yield and emerging markets bonds were among the top performers.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Rising Dividend Fund

September 15, 2017

Prudential Jennison Rising Dividend Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Average Annual Total Returns as of 7/31/17 (with sales charges)
	One Year (%)	Since Inception (%)
Class A	5.20	6.27 (3/5/14)
Class C	9.59	7.28 (3/5/14)
Class Z	11.68	8.36 (3/5/14)
S&P 500 Index	16.03	10.94
Lipper Equity Income Funds Average	11.56	7.69

	Average Annual Total Returns as of 7/31/17 (without sales charges)
	One Year (%)	Since Inception (%)
Class A	11.32	8.05 (3/5/14)
Class C	10.59	7.28 (3/5/14)
Class Z	11.68	8.36 (3/5/14)
S&P 500 Index	16.03	10.94
Lipper Equity Income Funds Average	11.56	7.69

Source: PGIM Investments LLC and Lipper Inc.

The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the Fund’s inception date. Inception returns are provided since the Fund has less than 10 fiscal years of returns.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Fund’s Class A shares with a similar investment in the S&P 500 Index by portraying the initial account values at the commencement of operations of Class A shares (March 5, 2014) and the account values at the end of the current fiscal year (July 31, 2017), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables provided earlier, performance for Class C and Class Z shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the return of all mutual funds in the Lipper Equity Income Funds universe and does not include the effect of any sales charges or taxes payable by an investor. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

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Five Largest Holdings expressed as a percentage of net assets as of 7/31/17 (%)
JPMorgan Chase & Co., Banks	2.9
Microsoft Corp., Software	2.9
Allergan PLC, Pharmaceuticals	2.7
Bank of America Corp., Banks	2.5
Citigroup, Inc., Banks	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/17 (%)
Banks	11.0
Pharmaceuticals	7.6
IT Services	7.4
Software	7.0
Oil, Gas & Consumable Fuels	6.2

Industry weightings reflect only long-term investments and are subject to change.

Prudential Jennison Rising Dividend Fund	7

Strategy and Performance Overview

How did the Fund perform?

The Prudential Jennison Rising Dividend Fund’s Class A shares rose 11.32% for the 12-month period ending July 31, 2017. Over the same period, the S&P 500 Index (the Index) climbed 16.03%, and the Lipper Equity Income Funds Average gained 11.56%.

In the Index, nine out of the eleven sectors were positive with five of the sectors producing double-digit returns during the period, with financials, information technology, industrials, and materials being among the strongest performing sectors in the group. Telecommunication services and real estate were the only two sectors that declined during the period.

Overall stock selection in the financials sector, an overweight allocation to banks, and stock selection in the energy sector contributed the most to relative return, while holdings in the information technology services industry and the industrials sector were also among the primary contributors to performance during the period. Conversely, stock selection in the health care sector and within the consumer discretionary sector detracted the most from relative performance. Additionally, an overweight allocation to the integrated oil & gas segment also hurt relative performance during the period.

What was the market environment?

•	The unconventional US presidential election and the new administration’s shaky start contributed to market volatility in the 12-month period ended July 31, 2017.

•

The market’s initial favorable response to the election reflected anticipation of lower corporate tax rates, a less onerous regulatory environment, and increased fiscal spending on infrastructure. With legislative accomplishments elusive and factionalism impeding cooperation, market expectations moderated.

•

Solid economic fundamentals in the US included moderate GDP expansion, robust employment, and accelerating corporate profit growth. Inflation remained benign. The Federal Reserve (Fed) raised the federal funds target rate to 1.00%-1.25%.

What worked?

•	In financials:

•

Bank of America is a financial institution with a range of banking, investing, asset management and other financial and risk management products and services. Jennison favors the company and believes its shares provide an attractive risk/reward proposition on improving fundamentals. Shares rose on expectations of major potential bank environment changes in the form of anticipated lower regulation and tax cuts. Moreover, the Fed’s recent interest rate hikes benefited most banks, specifically Bank of America, given its earnings sensitivity to interest rates.

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•

JPMorgan Chase & Co., along with its subsidiaries, provides financial services worldwide. Jennison favors the company for its potential to take longer-term market share away from competitors while growing its credit card accounts business. In Jennison’s view, the company is attractively valued given its relatively higher return profile compared to its peers. Shares outperformed during the period on expectations of major potential bank environment changes in the form of anticipated lower regulation and tax cuts. Additionally, the company reported earnings ahead of consensus during the first-half of 2017, as net interest income rose after the after the Fed’s rate hikes over the period.

•

PNC Financial Services Group is one of the largest diversified financial services companies in the US. Jennison favors the company and believes PNC is a strong and improving franchise that has proven its ability to execute, along with a reasonable valuation relative to its peers. Shares performed well during the period as overall investor sentiment for the industry rose given expectations that the financial services regulations would be eased, along with corporate tax cuts and a new interest rate environment. The company benefited from the Fed’s interest rate hikes.

What didn’t work?

In healthcare, specifically within pharmaceuticals:

•

Bristol-Myers Squibb Company is a leader in the development of immuno-oncology, an approach that leverages a patient’s own immune system to attack tumors. Jennison believes immuno-oncology could result in longer-lasting responses to cancers and become the backbone of cancer treatment protocols. Shares have suffered over the period after the company stated it would not hold specific combination drug trials. After reducing an outsized position during the period, Jennison continues to hold the stock, awaiting the upcoming results for a study which should provide more confidence. Jennison continues to expect favorable data in early 2018 and maintains conviction in the long-term value creation of Bristol’s immuno-oncology franchise.

•	In energy, specifically within energy equipment & services:

•

Halliburton Company is a global provider of services and products to the upstream oil and natural gas industry. Jennison favors the company for its strong execution on increased North American onshore market share and operating leverage. Shares of the company, along with the entire energy complex, underperformed during the period, as market concerns over increased US production growth, poor investor sentiment, and high volatility in crude-oil prices have hampered the overall energy sector.

•	In consumer staples, specifically within food products:

•	J.M. Smucker Company is a manufacturer and marketer of consumer foods & beverages, and pet food products & snacks. The company acquired a value-based

Prudential Jennison Rising Dividend Fund	9

Strategy and Performance Overview (continued)

pet food business and is now in the process of transitioning this into more of a “good for you” wellness pet food business. In Jennison’s view, this represented additional growth potential. However, shares underperformed during the period as investors focused not only on the company’s inability to raise its full-year guidance, but also setting its 2017 second quarter guidance below consensus expectations. The Fund exited the position in favor of more attractive investment opportunities.

The percentage points shown in the tables identify each security’s positive or negative contribution to the Fund’s return, which is the sum of all contributions by individual holdings.

Top Contributors (%)		Top Detractors (%)
Bank of America Corporation	1.21	Bristol-Myers Squibb Company	–0.88
JPMorgan Chase & Co.	1.20	Halliburton Company	–0.36
PNC Financial Services Group	1.04	J.M. Smucker Company	–0.36
Microsoft Corporation	0.89	Dollar General Corporation	–0.35
Goldman Sachs Group	0.81	Philip Morris International	–0.31

Current outlook

•

Jennison continues to build the Fund from the bottom up, looking for investment opportunities that can consistently grow their dividends. The key to success for the strategy is finding those companies that can generate high free cash-flow that can be returned to investors in the form of a growing dividend. While the portfolio is currently experiencing low, double-digit dividend growth, based on Jennison’s analysis, it is expected that the portfolio should average at least a high single-digit rate of dividend growth over time.

•

The Fund maintains an allocation to all major sector groups and relative to the Index and currently has more exposure in the overall energy sector, where the Fund tends to invest in established integrated oil companies viewed as best-in-class. Jennison also likes companies with more exposure to energy infrastructure, as well as exploration and production companies whose growth appears more sustainable from a balance-sheet perspective. The Fund also maintains an overweight to banks.

•

On the other hand, Jennison believes the valuations and bottom-up fundamentals within the consumer staples sector have led to an underweight position relative to the Index. The Fund also maintains an underweight to health care and information technology. Additionally, the tech sector has fewer dividend-paying companies versus other sectors, which makes it more challenging for the Fund to identify those firms that meet Jennison’s fundamental investment criteria.

10	Visit our website at pgiminvestments.com

•

While the market has priced in some or many of the US President’s economic initiatives, Jennison is cautiously watching the legislative process to determine the winners and losers under the new administration.

Prudential Jennison Rising Dividend Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

12	Visit our website at pgiminvestments.com

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Rising Dividend Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,085.00	1.24%	$6.41
	Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class C	Actual	$1,000.00	$1,081.30	1.99%	$10.27
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Class Z	Actual	$1,000.00	$1,087.10	0.99%	$5.12
	Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2017, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Rising Dividend Fund	13

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.8%

COMMON STOCKS

Aerospace & Defense 3.5%
General Dynamics Corp.	917	$180,035
Lockheed Martin Corp.	871	254,445

		434,480

Air Freight & Logistics 2.1%
FedEx Corp.	1,230	255,877

Airlines 1.1%
Delta Air Lines, Inc.	2,680	132,285

Banks 11.0%
Bank of America Corp.	12,771	308,037
BB&T Corp.	3,155	149,295
Citigroup, Inc.	4,045	276,880
JPMorgan Chase & Co.	3,973	364,721
PNC Financial Services Group, Inc. (The)	2,076	267,389

		1,366,322

Beverages 1.9%
Coca-Cola Co. (The)	3,324	152,372
Constellation Brands, Inc. (Class A Stock)	403	77,920

		230,292

Capital Markets 2.9%
Affiliated Managers Group, Inc.	1,055	196,051
Goldman Sachs Group, Inc. (The)	731	164,716

		360,767

Chemicals 3.2%
Air Products & Chemicals, Inc.	1,096	155,796
Albemarle Corp.	535	61,953
Dow Chemical Co. (The)	2,775	178,266

		396,015

Communications Equipment 0.7%
Cisco Systems, Inc.	2,728	85,796

Diversified Telecommunication Services 0.9%
Cogent Communications Holdings, Inc.	2,590	108,133

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	15

Schedule of Investments (continued)

as of July 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 2.1%
NextEra Energy, Inc.	855	$124,907
PG&E Corp.	2,100	142,149

		267,056

Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	4,102	119,532

Equity Real Estate Investment Trusts (REITs) 4.6%
Crown Castle International Corp.	1,170	117,679
CyrusOne, Inc.	3,198	190,952
Equinix, Inc.	383	172,630
QTS Realty Trust, Inc. (Class A Stock)	1,730	92,503

		573,764

Food & Staples Retailing 2.6%
Costco Wholesale Corp.	817	129,503
Wal-Mart Stores, Inc.	2,376	190,056

		319,559

Food Products 0.9%
Hershey Co. (The)	1,018	107,206

Health Care Equipment & Supplies 1.2%
Abbott Laboratories	3,113	153,097

Health Care Providers & Services 1.3%
Aetna, Inc.	1,050	162,026

Hotels, Restaurants & Leisure 4.1%
Dunkin’ Brands Group, Inc.	2,070	109,772
McDonald’s Corp.	1,497	232,244
Starbucks Corp.	3,016	162,804

		504,820

Household Products 0.9%
Procter & Gamble Co. (The)	1,261	114,524

Industrial Conglomerates 3.0%
3M Co.	628	126,335
Honeywell International, Inc.	1,842	250,733

		377,068

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

IT Services 7.4%
Accenture PLC (Class A Stock)	1,622	$208,946
Automatic Data Processing, Inc.	1,213	144,238
DXC Technology Co.	1,733	135,832
Mastercard, Inc. (Class A Stock)	1,917	244,993
Visa, Inc. (Class A Stock)	1,905	189,662

		923,671

Life Sciences Tools & Services 3.8%
Agilent Technologies, Inc.	3,569	213,390
Thermo Fisher Scientific, Inc.	1,498	262,944

		476,334

Media 3.4%
CBS Corp. (Class B Stock)	2,820	185,640
Time Warner, Inc.	1,209	123,826
Twenty-First Century Fox, Inc. (Class A Stock)	3,808	110,813

		420,279

Multi-Utilities 1.0%
Sempra Energy	1,131	127,814

Oil, Gas & Consumable Fuels 6.2%
Marathon Petroleum Corp.	2,235	125,137
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	4,673	264,165
Suncor Energy, Inc. (Canada)	6,208	202,505
Williams Cos., Inc. (The)	5,547	176,284

		768,091

Pharmaceuticals 7.6%
Allergan PLC	1,342	338,627
Bristol-Myers Squibb Co.	3,084	175,479
Eli Lilly & Co.	2,954	244,178
Pfizer, Inc.	5,588	185,298

		943,582

Road & Rail 2.6%
CSX Corp.	2,428	119,798
Ryder System, Inc.	1,032	75,088
Union Pacific Corp.	1,193	122,831

		317,717

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	17

Schedule of Investments (continued)

as of July 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	2,323	$183,540
NVIDIA Corp.	1,328	215,813
Texas Instruments, Inc.	2,918	237,467

		636,820

Software 7.0%
Intuit, Inc.	1,938	265,913
Microsoft Corp.	4,862	353,467
Oracle Corp.	4,872	243,259

		862,639

Specialty Retail 1.4%
Home Depot, Inc. (The)	773	115,641
Ross Stores, Inc.	1,159	64,116

		179,757

Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	1,836	273,068

Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	2,905	136,942

Tobacco 1.0%
Altria Group, Inc.	867	56,329
Philip Morris International, Inc.	531	61,973

		118,302

TOTAL LONG-TERM INVESTMENTS (cost $10,180,532)		12,253,635

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $151,745)(w)	151,745	151,745

TOTAL INVESTMENTS 100.0% (cost $10,332,277)		12,405,380
Liabilities in excess of other assets 0.0%		(4,891)

NET ASSETS 100.0%		$12,400,489

See Notes to Financial Statements.

18

The following abbreviations are used in the annual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$434,480	$—	$—
Air Freight & Logistics	255,877	—	—
Airlines	132,285	—	—
Banks	1,366,322	—	—
Beverages	230,292	—	—
Capital Markets	360,767	—	—
Chemicals	396,015	—	—
Communications Equipment	85,796	—	—
Diversified Telecommunication Services	108,133	—	—
Electric Utilities	267,056	—	—
Electronic Equipment, Instruments & Components	119,532	—	—
Equity Real Estate Investment Trusts (REITs)	573,764	—	—
Food & Staples Retailing	319,559	—	—
Food Products	107,206	—	—
Health Care Equipment & Supplies	153,097	—	—
Health Care Providers & Services	162,026	—	—
Hotels, Restaurants & Leisure	504,820	—	—
Household Products	114,524	—	—
Industrial Conglomerates	377,068	—	—

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	19

Schedule of Investments (continued)

as of July 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
IT Services	$923,671	$—	$—
Life Sciences Tools & Services	476,334	—	—
Media	420,279	—	—
Multi-Utilities	127,814	—	—
Oil, Gas & Consumable Fuels	768,091	—	—
Pharmaceuticals	943,582	—	—
Road & Rail	317,717	—	—
Semiconductors & Semiconductor Equipment	636,820	—	—
Software	862,639	—	—
Specialty Retail	179,757	—	—
Technology Hardware, Storage & Peripherals	273,068	—	—
Textiles, Apparel & Luxury Goods	136,942	—	—
Tobacco	118,302	—	—
Affiliated Mutual Fund	151,745	—	—

Total	$12,405,380	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Banks	11.0%
Pharmaceuticals	7.6
IT Services	7.4
Software	7.0
Oil, Gas & Consumable Fuels	6.2
Semiconductors & Semiconductor Equipment	5.1
Equity Real Estate Investment Trusts (REITs)	4.6
Hotels, Restaurants & Leisure	4.1
Life Sciences Tools & Services	3.8
Aerospace & Defense	3.5
Media	3.4
Chemicals	3.2
Industrial Conglomerates	3.0
Capital Markets	2.9
Food & Staples Retailing	2.6
Road & Rail	2.6
Technology Hardware, Storage & Peripherals	2.2
Electric Utilities	2.1
Air Freight & Logistics	2.1
Beverages	1.9
Specialty Retail	1.4%
Health Care Providers & Services	1.3
Health Care Equipment & Supplies	1.2
Affiliated Mutual Fund	1.2
Textiles, Apparel & Luxury Goods	1.1
Airlines	1.1
Multi-Utilities	1.0
Electronic Equipment, Instruments & Components	1.0
Tobacco	1.0
Household Products	0.9
Diversified Telecommunication Services	0.9
Food Products	0.9
Communications Equipment	0.7

100.0
Liabilities in excess of other assets	0.0 *

100.0%

*	Less than +/-0.05%

See Notes to Financial Statements.

20

This Page Intentionally Left Blank

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $10,180,532)	$12,253,635
Affiliated investments (cost $151,745)	151,745
Receivable for investments sold	84,478
Dividends receivable	10,724
Receivable for Fund shares sold	177

Total assets	12,500,759

Liabilities
Payable for investments purchased	31,775
Audit fee payable	24,231
Custodian and accounting fees payable	18,219
Accrued expenses and other liabilities	14,131
Shareholders’ reports payable	6,145
Distribution fee payable	2,042
Payable for Fund shares reacquired	1,959
Management fee payable	1,216
Affiliated transfer agent fee payable	552

Total liabilities	100,270

Net Assets	$12,400,489

Net assets were comprised of:
Shares of beneficial interest, at par	$991
Paid-in capital in excess of par	10,398,764

10,399,755
Undistributed net investment income	3,721
Accumulated net realized loss on investment and foreign currency transactions	(76,090)
Net unrealized appreciation on investments	2,073,103

Net assets, July 31, 2017	$12,400,489

See Notes to Financial Statements.

22

Class A
Net asset value, offering price and redemption price per share ($3,474,141 ÷ 277,849 shares of beneficial interest issued and outstanding)	$12.50
Maximum sales charge (5.50% of offering price)	0.73

Maximum offering price to public	$13.23

Class C
Net asset value, offering price and redemption price per share, ($1,607,779 ÷ 128,578 shares of beneficial interest issued and outstanding)	$12.50

Class Z
Net asset value, offering price and redemption price per share, ($7,318,569 ÷ 584,715 shares of beneficial interest issued and outstanding)	$12.52

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	23

Statement of Operations

Year Ended July 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,783)	$267,748
Affiliated dividend income	2,304
Income from securities lending, net (including affiliated income of $137)	1,848

Total income	271,900

Expenses
Management fee	85,380
Distribution fee—Class A	8,736
Distribution fee—Class C	14,012
Registration fees	47,000
Custodian and accounting fees	45,000
Audit fee	24,000
Legal fees and expenses	20,000
Shareholders’ reports	10,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,700)	6,000
Loan interest expense	31
Miscellaneous	13,444

Total expenses	282,603
Less: Management fee waiver and/or expense reimbursement	(150,757)
Less: Distribution fee waiver—Class A	(1,456)

Net expenses	130,390

Net investment income (loss)	141,510

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	195,768
Foreign currency transactions	(92)

195,676

Net change in unrealized appreciation (depreciation) on investments	863,332

Net gain (loss) on investment and foreign currency transactions	1,059,008

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,200,518

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

	Year Ended July 31,
	2017	2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,510	$117,959
Net realized gain (loss) on investment and foreign currency transactions	195,676	(252,084)
Net change in unrealized appreciation (depreciation) on investments	863,332	436,905

Net increase (decrease) in net assets resulting from operations	1,200,518	302,780

Dividends from net investment income
Class A	(36,605)	(23,924)
Class C	(7,173)	(7,104)
Class Z	(100,464)	(87,951)

	(144,242)	(118,979)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	2,398,464	3,621,439
Net asset value of shares issued in reinvestment of dividends and distributions	143,489	118,864
Cost of shares reacquired	(1,742,268)	(1,080,035)

Net increase (decrease) in net assets from Fund share transactions	799,685	2,660,268

Total increase (decrease)	1,855,961	2,844,069

Net Assets:
Beginning of year	10,544,528	7,700,459

End of year(a)	$12,400,489	$10,544,528

(a) Includes undistributed net investment income of:	$3,721	$6,545

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	25

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Diversified Growth Fund (formerly Prudential Jennison Conservative Growth Fund) and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Jennison Rising Dividend Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The investment objective of the Fund is capital appreciation and income.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

26

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are

Prudential Jennison Rising Dividend Fund	27

Notes to Financial Statements (continued)

restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than

28

investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Equity Real Estate Investment Trusts (REITs): The Fund invests in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the

Prudential Jennison Rising Dividend Fund	29

Notes to Financial Statements (continued)

period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net

30

investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain(loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2017, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .775% of the Fund’s average daily net assets up to and including $1 billion, .755% on the next $2 billion of average daily net assets, .735% on the next $2 billion of average daily net assets, .715% on the next $5 billion of average daily net assets and .705% on the average daily net assets in excess of $10 billion. Prior to July 1, 2017, the management fee paid to PGIM Investments was accrued daily and payable monthly at an annual rate of .775% of the Fund’s average daily net assets. The effective management fee rate, before any waivers and/or expense reimbursement was .775% for the year ended July 31, 2017. The management fee waiver and/or expense reimbursement exceeded the management fee for the year ended July 31, 2017.

PGIM Investments has contractually agreed through November 30, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses),

Prudential Jennison Rising Dividend Fund	31

Notes to Financial Statements (continued)

interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .99% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed through November 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $22,996 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2017, it received $345 in contingent deferred sales charges imposed upon certain redemptions by Class C shareholders.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

32

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the period ended July 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended July 31, 2017, PGIM, Inc. was compensated $24 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the year ended July 31, 2017, were $8,151,636 and $7,297,473, respectively.

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized loss on investment and foreign currency transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investment and foreign currency transactions. For the year ended July 31, 2017, the adjustments were to decrease undistributed net investment income and decrease accumulated net realized loss on investment and foreign currency transactions by $92 due to differences in the treatment for book and tax purposes of certain transactions involving foreign currencies. Net investment income, net realized gain (loss) on investments and foreign currency transactions and net assets were not affected by this change.

For the years ended July 31, 2017 and July 31, 2016, the tax character of dividends paid by the Fund was $144,242 and $118,979 of ordinary income, respectively.

As of July 31, 2017, the accumulated undistributed earnings on a tax basis was $3,721 of ordinary income.

Prudential Jennison Rising Dividend Fund	33

Notes to Financial Statements (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2017 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$10,333,932	$2,118,436	$(46,988)	$2,071,448

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2017 of approximately $74,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% for shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

There is an unlimited number of shares of beneficial interest at $.001 par value of share.

34

As of July 31, 2017, Prudential owned 1,016 and 526,052 Class C and Z shares of the Fund, respectively. At reporting period end, three shareholders of record held 73% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 53% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Year ended July 31, 2017:
Shares sold	145,744	$1,703,412
Shares issued in reinvestment of dividends and distributions	3,063	35,852
Shares reacquired	(102,095)	(1,150,601)

Net increase (decrease) in shares outstanding before conversion	46,712	588,663
Shares issued upon conversion from other share class(es)	132	1,591
Shares reacquired upon conversion into other share class(es)	(14,027)	(162,683)

Net increase (decrease) in shares outstanding	32,817	$427,571

Year ended July 31, 2016:
Shares sold	186,585	$1,987,505
Shares issued in reinvestment of dividends and distributions	2,229	23,809
Shares reacquired†	(35,588)	(373,469)

Net increase (decrease) in shares outstanding before conversion	153,226	1,637,845
Shares reacquired upon conversion into other share class(es)	(4,168)	(42,362)

Net increase (decrease) in shares outstanding	149,058	$1,595,483

Class C
Year ended July 31, 2017:
Shares sold	49,504	$580,091
Shares issued in reinvestment of dividends and distributions	611	7,173
Shares reacquired	(40,310)	(464,159)

Net increase (decrease) in shares outstanding before conversion	9,805	123,105
Shares reacquired upon conversion into other share class(es)	(5,377)	(60,156)

Net increase (decrease) in shares outstanding	4,428	$62,949

Year ended July 31, 2016:
Shares sold	138,100	$1,488,575
Shares issued in reinvestment of dividends and distributions	664	7,104
Shares reacquired	(46,866)	(503,286)

Net increase (decrease) in shares outstanding before conversion	91,898	992,393
Shares reacquired upon conversion into other share class(es)	(5,139)	(54,677)

Net increase (decrease) in shares outstanding	86,759	$937,716

Prudential Jennison Rising Dividend Fund	35

Notes to Financial Statements (continued)

Class Z	Shares	Amount
Year ended July 31, 2017:
Shares sold	9,966	$114,961
Shares issued in reinvestment of dividends and distributions	8,578	100,464
Shares reacquired	(11,146)	(127,508)

Net increase (decrease) in shares outstanding before conversion	7,398	87,917
Shares issued upon conversion from other share class(es)	19,251	221,248

Net increase (decrease) in shares outstanding	26,649	$309,165

Year ended July 31, 2016:
Shares sold	13,610	$145,359
Shares issued in reinvestment of dividends and distributions	8,256	87,951
Shares reacquired	(19,201)	(203,280)

Net increase (decrease) in shares outstanding before conversion	2,665	30,030
Shares issued upon conversion from other share class(es)	9,291	97,039

Net increase (decrease) in shares outstanding	11,956	$127,069

†	Includes affiliated redemption of 1,018 shares with a value of $11,037 for Class A shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the year ended July 31, 2017. The average daily balance for the 3 days that the Fund had loans outstanding during the period was $206,000

36

borrowed at a weighted average interest rate of 1.79%. The maximum loan balance outstanding during the period was $206,000. At July 31, 2017, the Fund did not have an outstanding loan balance.

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective August 1, 2017.

Prudential Jennison Rising Dividend Fund	37

Financial Highlights

Class A Shares
	Year Ended July 31, 2017(c)	Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.37	$11.33	$10.34	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.14	.13	.10	.04
Net realized and unrealized gain (loss) on investments	1.14	.04	1.03	.33
Total from investment operations	1.28	.17	1.13	.37
Less Dividends and Distributions:
Dividends from net investment income	(.15)	(.13)	(.11)	(.03)
Distributions from net realized gains on investments	-	-	(.03)	-
Total dividends and distributions	(.15)	(.13)	(.14)	(.03)
Net Asset Value, end of period	$12.50	$11.37	$11.33	$10.34
Total Return(a):	11.32%	1.61%	11.03%	3.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,474	$2,785	$1,087	$383
Average net assets (000)	$2,912	$1,831	$822	$192
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.24%	1.24%	1.24%	1.24%	(e)
Expenses before waivers and/or expense reimbursement	2.65%	3.38%	3.54%	8.18%	(e)
Net investment income (loss)	1.22%	1.24%	1.09%	.85%	(e)
Portfolio turnover rate	67%	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Year Ended July 31, 2017(c)	Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.36	$11.32	$10.33	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06	.06	.02	-	(g)
Net realized and unrealized gain (loss) on investments	1.14	.03	1.03	.33
Total from investment operations	1.20	.09	1.05	.33
Less Dividends and Distributions:
Dividends from net investment income	(.06)	(.05)	(.03)	-	(g)
Distributions from net realized gains on investments	-	-	(.03)	-
Total dividends and distributions	(.06)	(.05)	(.06)	-	(g)
Net Asset Value, end of period	$12.50	$11.36	$11.32	$10.33
Total Return(a):	10.59%	.85%	10.23%	3.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,608	$1,411	$423	$33
Average net assets (000)	$1,401	$1,160	$188	$16
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.99%	1.99%	1.99%	1.99%	(e)
Expenses before waivers and/or expense reimbursement	3.36%	4.02%	4.16%	8.95%	(e)
Net investment income (loss)	.48%	.56%	.32%	.08%	(e)
Portfolio turnover rate	67%	51%	45%	9%	(f)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Rising Dividend Fund	39

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31, 2017(c)	Year Ended July 31, 2016(c)	Year Ended July 31, 2015	March 5, 2014(b) through July 31, 2014(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.38	$11.33	$10.35	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17	.16	.14	.05
Net realized and unrealized gain (loss) on investments	1.15	.05	1.01	.33
Total from investment operations	1.32	.21	1.15	.38
Less Dividends and Distributions:
Dividends from net investment income	(.18)	(.16)	(.14)	(.03)
Distributions from net realized gains on investments	-	-	(.03)	-
Total dividends and distributions	(.18)	(.16)	(.17)	(.03)
Net Asset Value, end of period	$12.52	$11.38	$11.33	$10.35
Total Return(a):	11.68%	1.95%	11.19%	3.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,319	$6,349	$6,190	$5,299
Average net assets (000)	$6,704	$5,935	$5,953	$5,133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	.99%	.99%	.99%	(e)
Expenses before waivers and/or expense reimbursement	2.36%	3.08%	3.31%	8.04%	(e)
Net investment income (loss)	1.48%	1.49%	1.33%	1.09%	(e)
Portfolio turnover rate	67%	51%	45%	9%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

40

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

We have audited the accompanying statement of assets and liabilities of Prudential Jennison Rising Dividend Fund (the “Fund”), a series of Prudential Investment Portfolio 5, including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from March 5, 2014 (commencement of operations) to July 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 18, 2017

Prudential Jennison Rising Dividend Fund	41

Tax Information (unaudited)

For the year ended July 31, 2017, the Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Jennison Rising Dividend Fund	100.00%	100.00%

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2017.

42

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 87	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 87	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 87	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Jennison Rising Dividend Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (56)± Board Member Portfolios Overseen: 87	Retired; Formerly President (2005–2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer – Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011- present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016)
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 87	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 87	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006)	Independent Director, Corporate Capital Trust (since April 2017) (a business development company)
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 87	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

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Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 87	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

±	Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 87	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential Jennison Rising Dividend Fund

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 87	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential Jennison Rising Dividend Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007–December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998—January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Rising Dividend Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees2, met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular

[1]	Prudential Jennison Rising Dividend Fund is a series of Prudential Investment Portfolios 5.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the approval of the Fund’s advisory agreements.

Prudential Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by Jennison, as well as compliance with the Fund’s investment restrictions, policies and procedures. The Board considered PGIM Investments’ evaluation of Jennison, as well as PGIM Investments’ recommendation, based on its review of Jennison, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance

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Officer (“CCO”) as to both PGIM Investments and Jennison. The Board noted that Jennison is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2016 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PGIM Investments regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Jennison Rising Dividend Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2016. The Board considered that the Fund commenced operations on March 5, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Equity Income Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index for the one year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to continue the Fund’s existing expense cap, which caps the Fund’s annual operating expenses at 0.99% (exclusive of 12b-1 and certain other fees) through November 30, 2017.

•

The Board and PGIM Investments also agreed to permanently reduce the Fund’s management fee schedule. The current management fee schedule is 0.775% on average daily net assets. The new management fee schedule is 0.775% on average daily net assets to $1 billion, 0.755% on average daily net assets over $1 billion to $3 billion, 0.735% on average daily net assets from $3 billion to $5 billion, 0.715% on average daily net assets from $5 billion to $10 billion, and 0.705% on average daily net assets over $10 billion.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements with the permanent management fee reduction.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Rising Dividend Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z
NASDAQ	PJDAX	PJDCX	PJDZX
CUSIP	74440V823	74440V815	74440V799

MF220E

     PRUDENTIAL DAY ONE FUNDS

ANNUAL REPORT

JULY 31, 2017

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Objective: Seek a balance between growth and conservation of capital

Highlights

Since the inception of the Prudential Day One Funds (12/13/2016), through the end of the fiscal year (7/31/17), returns ranged from 4.46% for the Class R6 shares of the Prudential Day One Income Fund, which invests conservatively, to 11.30% for the Class R6 shares of the Prudential Day One 2055 Fund, which invest more aggressively, to maintain their respective glidepath targets.

Exposure to stocks and bonds contributed to the performance of the Funds during the reporting period, as both stocks and bonds turned in positive returns.

Allocations to commodities detracted from performance, as commodities were one of the worst-performing asset classes over the reporting period.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM) a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Prudential Day One Funds

Prudential Day One Funds	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the annual report for the Prudential Day One Funds informative and useful. The report covers performance for the period from the inception of the Funds on December 13, 2016 through the end of the fiscal year on July 31, 2017.

Effective April 3, 2017, Prudential Investments became known as PGIM® Investments. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and its management and operation will not change.

Major global events during the reporting period included the US presidential election and domestic issues related to the new administration’s policy initiatives. The US economy experienced weak growth during the first quarter of 2017, although stronger growth took place in the second quarter. Britain began its formal legal process to leave the European Union, and recent parliamentary elections in Britain resulted in unseating the majority party. Overall, global economic growth picked up slightly.

Equities in the US reached new highs, and international equities gained significantly. European stocks posted impressive results. Asian markets were solid, and emerging markets outperformed most regions.

In mid-June, the Federal Reserve raised its Federal Funds rate by 0.25% for the second time in 2017. Fixed income markets were mixed, as rising interest rates affected bond markets. High yield and emerging markets bonds were among the top performers.

Given the uncertainty in today’s investment environment, we believe that active professional portfolio management offers a potential advantage. Active managers often have the knowledge and flexibility to find the best investment opportunities in the most challenging markets.

Even so, it’s best if investment decisions are based on your long-term goals rather than on short-term market and economic developments. We also encourage you to work with an experienced financial advisor who can help you set goals, determine your tolerance for risk, and build a diversified plan that’s right for you and make adjustments when necessary.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

September 15, 2017

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	3.89
Class R2	4.09
Class R3	4.17
Class R4	4.23
Class R5	4.29
Class R6	4.46
Prudential Day One Income Custom Benchmark	5.20
Lipper Mixed-Asset Target Today Funds Average	6.56
S&P Target Date Retirement Income Index	5.89

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

6	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One Income Fund (Class R6 shares) with a similar investment in the Prudential Day One Income Custom Benchmark and S&P Target Date Retirement Income Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	7

Prudential Day One Income Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One Income Custom Benchmark—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target Today Funds Average—The Lipper Mixed-Asset Target Today Funds (Lipper Average) are funds that by portfolio practice, maintain a conservative mix of equity, bonds, cash, and cash equivalents designed to provide income to investors who are in or close to retirement.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

8	Visit our website at pgiminvestments.com

Prudential Day One 2010 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	4.30
Class R2	4.50
Class R3	4.60
Class R4	4.60
Class R5	4.80
Class R6	4.80
Prudential Day One 2010 Custom Benchmark	5.44
Lipper Mixed-Asset Target 2010 Funds Average	7.56
S&P Target Date 2010 Index	7.04

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	9

Prudential Day One 2010 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2010 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2010 Custom Benchmark and S&P Target Date 2010 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

10	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2010 Custom Benchmark—The Prudential Day One 2010 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2010 Funds Average—The Lipper Mixed-Asset Target 2010 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	11

Prudential Day One 2015 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	4.90
Class R2	5.00
Class R3	5.10
Class R4	5.10
Class R5	5.30
Class R6	5.30
Prudential Day One 2015 Custom Benchmark	6.12
Lipper Mixed-Asset Target 2015 Funds Average	8.33
S&P Target Date 2015 Index	8.21

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

12	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2015 (Class R6 shares) with a similar investment in the Prudential Day One 2015 Custom Benchmark and S&P Target Date 2015 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	13

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2015 Funds Average—The Lipper Mixed-Asset Target 2015 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2011 to December 31, 2015.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

14	Visit our website at pgiminvestments.com

Prudential Day One 2020 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	5.20
Class R2	5.40
Class R3	5.50
Class R4	5.50
Class R5	5.60
Class R6	5.40
Prudential Day One 2020 Custom Benchmark	6.77
Lipper Mixed-Asset Target 2020 Funds Average	8.40
S&P Target Date 2020 Index	9.25

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	15

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2020 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2020 Custom Benchmark and S&P Target Date 2020 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

16	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2020 Funds Average—The Lipper Mixed-Asset Target 2020 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016 to December 31, 2020.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	17

Prudential Day One 2025 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	5.80
Class R2	5.90
Class R3	6.10
Class R4	6.10
Class R5	6.20
Class R6	6.40
Prudential Day One 2025 Custom Benchmark	7.87
Lipper Mixed-Asset Target 2025 Funds Average	10.08
S&P Target Date 2025 Index	10.33

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

18	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2025 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2025 Custom Benchmark and S&P Target Date 2025 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	19

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2025 Funds Average—The Lipper Mixed-Asset Target 2025 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2021 to December 31, 2025.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

20	Visit our website at pgiminvestments.com

Prudential Day One 2030 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	7.40
Class R2	7.50
Class R3	7.60
Class R4	7.70
Class R5	7.80
Class R6	7.90
Prudential Day One 2030 Custom Benchmark	9.98
Lipper Mixed-Asset Target 2030 Funds Average	11.32
S&P Target Date 2030 Index	11.30

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	21

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2030 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2030 Custom Benchmark and S&P Target Date 2030 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

22	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2030 Funds Average—The Lipper Mixed-Asset Target 2030 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026 to December 31, 2030.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	23

Prudential Day One 2035 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	8.10
Class R2	8.30
Class R3	8.40
Class R4	8.50
Class R5	8.50
Class R6	8.70
Prudential Day One 2035 Custom Benchmark	11.44
Lipper Mixed-Asset Target 2035 Funds Average	12.88
S&P Target Date 2035 Index	12.26

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

24	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2035 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2035 Custom Benchmark and S&P Target Date 2035 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	25

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2035 Funds Average—The Lipper Mixed-Asset Target 2035 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2031 to December 31, 2035.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

26	Visit our website at pgiminvestments.com

Prudential Day One 2040 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	9.00
Class R2	9.20
Class R3	9.30
Class R4	9.40
Class R5	9.50
Class R6	9.60
Prudential Day One 2040 Custom Benchmark	12.44
Lipper Mixed-Asset Target 2040 Funds Average	13.28
S&P Target Date 2040 Index	12.91

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	27

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2040 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2040 Custom Benchmark and S&P Target Date 2040 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

28	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2040 Funds Average—The Lipper Mixed-Asset Target 2040 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036 to December 31, 2040.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	29

Prudential Day One 2045 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	9.70
Class R2	9.80
Class R3	9.90
Class R4	10.00
Class R5	10.10
Class R6	10.30
Prudential Day One 2045 Custom Benchmark	13.18
Lipper Mixed-Asset Target 2045 Funds Average	14.06
S&P Target Date 2045 Index	13.40

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2045 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2045 Custom Benchmark and S&P Target Date 2045 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	31

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2045 Funds Average—The Lipper Mixed-Asset Target 2045 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2041 to December 31, 2045.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

32	Visit our website at pgiminvestments.com

Prudential Day One 2050 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	9.50
Class R2	9.60
Class R3	9.70
Class R4	9.80
Class R5	9.90
Class R6	10.00
Prudential Day One 2050 Custom Benchmark	13.64
Lipper Mixed-Asset Target 2050 Funds Average	13.92
S&P Target Date 2050 Index	13.85

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	33

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2050 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2050 Custom Benchmark and S&P Target Date 2050 Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

34	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2050 Funds Average—The Lipper Mixed-Asset Target 2050 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2046 to December 31, 2050.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	35

Prudential Day One 2055 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	10.70
Class R2	10.90
Class R3	11.00
Class R4	11.10
Class R5	11.20
Class R6	11.30
Prudential Day One 2055 Custom Benchmark	14.17
Lipper Mixed-Asset Target 2055 Average	14.40
S&P Target Date 2055+ Index	14.11

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

36	Visit our website at pgiminvestments.com

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2055 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2055 Custom Benchmark and S&P Target Date 2055+ Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Prudential Day One Funds	37

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2055 Funds Average—The Lipper Mixed-Asset Target 2055 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2051 to December 31, 2055.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

38	Visit our website at pgiminvestments.com

Prudential Day One 2060 Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

Total Returns as of 7/31/17
Since Inception* (%)
Class R1	10.10
Class R2	10.30
Class R3	10.40
Class R4	10.40
Class R5	10.50
Class R6	10.60
Prudential Day One 2060 Custom Benchmark	14.39
Lipper Mixed-Asset Target 2060 Funds Average	14.40
S&P Target Date 2060+ Index	14.27

*Not annualized

Fund inception date: December 13, 2016.

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	39

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Day One 2060 Fund (Class R6 shares) with a similar investment in the Prudential Day One 2060 Custom Benchmark and S&P Target Date 2060+ Index (Index) over time periods ending on July 31, 2017 (the end of the Fund’s current fiscal year). The R6 share class assumes an initial investment on December 13, 2016, while the Custom Benchmark and the Index assume that the initial investment occurs on November 30, 2016. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class R6 shares only. As indicated in the tables provided earlier and in the following paragraphs, performance for Class R1, Class R2, Class R3, Class R4 and Class R5 shares will vary due to the differing fees and expenses applicable to each share class. Without waiver of fees and/or expense reimbursements, the Fund’s returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

40	Visit our website at pgiminvestments.com

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.50%	.25%	.10%	None	None	None
Shareholder service fees	.10%	.10%	.10%	.10%	None	None

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, Russell Developed ex-North America Large Cap Index, MSCI Emerging Markets Net Dividend Index, Bloomberg Barclays US TIPS Index, Bloomberg Barclays US Aggregate Bond Index, Citigroup Three Month T-Bill, Bloomberg Commodities Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index. Because the asset allocation of each Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

Lipper Mixed-Asset Target 2060 Funds Average—The Lipper Mixed-Asset Target 2060 Funds (Lipper Average) are funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2055.

S&P Target Date® Index—The S&P Target Date Series comprises 11 multi-asset class indices, each corresponding to a particular target retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule related to the respective target date.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Day One Funds	41

Prudential Day One Funds

Strategy and Performance Overview

What were market conditions?

•

Stocks turned in strong performance since the inception of the Prudential Day One Funds on December 13, 2016 through the end of the reporting period, July 31, 2017. US equities firmly advanced on strong earnings and positive investor sentiment. International stock markets and emerging markets stocks also performed well during the reporting period.

•

During the reporting period, the bond market delivered respectable performance, especially given the trend toward tighter monetary policy in both the US and Europe. Over this time, the best bond performance was in the higher-yielding, more economically sensitive sectors, which outperformed lower-yielding market segments. US corporate bonds delivered a solid return against a backdrop of modest economic growth, solid investor demand in the face of record issuance, and positive earnings momentum. However, US Government bonds faltered somewhat.

•	In commodities, the industrial metals, precious metals and livestock sectors rallied, while the energy and agriculture (grains and soft commodities) sectors fell.

•

Headline macro-events included fiercely contested disputes in the US Congress over the Trump administration’s policy initiatives, especially on health care and tax reform. Investors shrugged off the political impasse, as stocks sailed smoothly to new highs on strong earnings and positive investor sentiment. However, the extended low-volatility environment had some investors concerned that a sense of complacency may have taken hold.

•

Solid economic fundamentals in the US included moderate GDP expansion, robust employment, and accelerating corporate profit growth. Inflation remained benign. The Federal Reserve raised the federal funds target rate to 1.00%-1.25%.

How did the Funds perform?

The performance for each Fund referenced below is that of the R6 share class.

The Prudential Day One Income Fund returned 4.46% from inception (12/13/16) through July 31, 2017, underperforming the 5.20% return of the Custom Index* (the Index) and the 6.56% return of the Lipper Mixed-Asset Target Today Funds Average*.

The Prudential Day One 2010 Fund returned 4.80% from inception (12/13/16) through July 31, 2017, underperforming the 5.44% return of the Custom Index* (the Index) and the 7.56% return of the Lipper Mixed-Asset Target 2010 Funds Average*.

*	While the Day One Funds’ performance results reflect the performance from the Funds’ inception on 12/13/16, the returns of the Custom Index and the Lipper Mixed-Asset Target Today Funds Average reflect a start date of 12/31/16.

42	Visit our website at pgiminvestments.com

The Prudential Day One 2015 Fund returned 5.30% from inception (12/13/16) through July 31, 2017, underperforming the 6.12% return of the Custom Index* (the Index) and the 8.33% return of the Lipper Mixed-Asset Target 2015 Funds Average*.

The Prudential Day One 2020 Fund returned 5.40% from inception (12/13/16) through July 31, 2017, underperforming the 6.77% return of the Custom Index* (the Index) and the 8.40% return of the Lipper Mixed-Asset Target 2020 Funds Average*.

The Prudential Day One 2025 Fund returned 6.40% from inception (12/13/16) through July 31, 2017, underperforming the 7.87% return of the Custom Index* (the Index) and the 10.08% return of the Lipper Mixed-Asset Target 2025 Funds Average*.

The Prudential Day One 2030 Fund returned 7.90% from inception (12/13/16) through July 31, 2017, underperforming the 9.98% return of the Custom Index* (the Index) and the 11.32% return of the Lipper Mixed-Asset Target 2030 Funds Average*.

The Prudential Day One 2035 Fund returned 8.70% from inception (12/13/16) through July 31, 2017, underperforming the 11.44% return of the Custom Index* (the Index) and the 12.88% return of the Lipper Mixed-Asset Target 2035 Funds Average*.

The Prudential Day One 2040 Fund returned 9.60% from inception (12/13/16) through July 31, 2017, underperforming the 12.44% return of the Custom Index* (the Index) and the 13.28% return of the Lipper Mixed-Asset Target 2040 Funds Average*.

The Prudential Day One 2045 Fund returned 10.30% from inception (12/13/16) through July 31, 2017, underperforming the 13.18% return of the Custom Index* (the Index) and the 14.06% return of the Lipper Mixed-Asset Target 2045 Funds Average*.

The Prudential Day One 2050 Fund returned 10.00% from inception (12/13/16) through July 31, 2017, underperforming the 13.64% return of the Custom Index* (the Index) and the 13.92% return of the Lipper Mixed-Asset Target 2050 Funds Average*.

The Prudential Day One 2055 Fund returned 11.30% from inception (12/13/16) through July 31, 2017, underperforming the 14.17% return of the Custom Index* (the Index) and the 14.40% return of the Lipper Mixed-Asset Target 2055 Funds Average*.

The Prudential Day One 2060 Fund returned 10.60% from inception (12/13/16) through July 31, 2017, underperforming the 14.39% return of the Custom Index* (the Index) and the 14.40% return of the Lipper Mixed-Asset Target 2060 Funds Average*.

Prudential Day One Funds	43

Prudential Day One Funds

Strategy and Performance Overview (continued)

What worked?

•	Each fund in the Day One Funds series is allocated to a combination of stocks and bonds. Each fund in the series benefited from exposure to both asset classes during the reporting period.

•

Within equities, the Funds’ bias toward US large-cap stocks relative to US mid-cap and US small-cap stock exposure contributed to overall results as US large-cap stocks outperformed their smaller-cap counterparts.

•

At the underlying fund level, the Prudential Jennison Small-Cap Core Equity and the Prudential Total Return Bond Funds were the greatest contributors to relative performance, as both Funds significantly outperformed their respective benchmark indexes.

What didn’t work?

•

Relative to industry peers, the Funds had less exposure to developed international and emerging markets stocks, which were two of the strongest-performing asset classes during this period. Relative to the Lipper peer average this underweight hampered returns.

•	The Funds’ allocation to commodities detracted from performance as commodities were one of the worst-performing asset classes over this period.

•	Weak results from the Prudential QMA Large-Cap Core Equity Fund, relative to its benchmark, detracted somewhat from overall results.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended July 31, 2017. These examples are for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Funds, that you own. You should consider the additional fees that were charged to your Fund account over

Prudential Day One Funds	45

Fees and Expenses (unaudited) (continued)

the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,036.90	1.15%	$5.81
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,038.90	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,039.60	0.75%	$3.79
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,039.20	0.65%	$3.29
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,039.80	0.55%	$2.78
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,037.40	0.40%	$2.02
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2010 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,040.90	1.15%	$5.82
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,042.90	0.90%	$4.56
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,043.90	0.75%	$3.80
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,043.90	0.65%	$3.29
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,044.90	0.55%	$2.79
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,040.70	0.40%	$2.02
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2015 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,048.00	1.15%	$5.84
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,047.90	0.90%	$4.57
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,048.90	0.75%	$3.81
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,048.90	0.65%	$3.30
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,050.90	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,045.70	0.40%	$2.03
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	47

Fees and Expenses (unaudited) (continued)

Prudential Day One 2020 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,050.90	1.15%	$5.85
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,051.90	0.90%	$4.58
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,052.90	0.75%	$3.82
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,052.90	0.65%	$3.31
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,053.90	0.55%	$2.80
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,046.70	0.40%	$2.03
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2025 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,058.00	1.15%	$5.87
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,059.00	0.90%	$4.59
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,061.00	0.75%	$3.83
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,061.00	0.65%	$3.32
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,060.90	0.55%	$2.81
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,058.70	0.40%	$2.04
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2030 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,075.10	1.15%	$5.92
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,075.00	0.90%	$4.63
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,076.00	0.75%	$3.86
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,077.00	0.65%	$3.35
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,078.00	0.55%	$2.83
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,073.60	0.40%	$2.06
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2035 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,079.90	1.15%	$5.93
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,081.90	0.90%	$4.65
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,082.90	0.75%	$3.87
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,083.90	0.65%	$3.36
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,083.90	0.55%	$2.84
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,080.50	0.40%	$2.06
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	49

Fees and Expenses (unaudited) (continued)

Prudential Day One 2040 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,088.90	1.15%	$5.96
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,090.90	0.90%	$4.67
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,091.90	0.75%	$3.89
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,092.90	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,092.80	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,089.50	0.40%	$2.07
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2045 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,095.90	1.15%	$5.98
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,096.90	0.90%	$4.68
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,096.80	0.75%	$3.90
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,097.80	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,098.80	0.55%	$2.86
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,096.40	0.40%	$2.08
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

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Prudential Day One 2050 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,092.80	1.15%	$5.97
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,093.80	0.90%	$4.67
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,094.80	0.75%	$3.90
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,095.80	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,096.80	0.55%	$2.86
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,092.40	0.40%	$2.08
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One 2055 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,105.90	1.15%	$6.00
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,106.80	0.90%	$4.70
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,107.80	0.75%	$3.92
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,108.80	0.65%	$3.40
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,109.80	0.55%	$2.88
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,105.30	0.40%	$2.09
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

Prudential Day One Funds	51

Fees and Expenses (unaudited) (continued)

Prudential Day One 2060 Fund		Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Annualized Expense Ratio Based on the Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,099.90	1.15%	$5.99
	Hypothetical	$1,000.00	$1,019.09	1.15%	$5.76
Class R2	Actual	$1,000.00	$1,100.80	0.90%	$4.69
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R3	Actual	$1,000.00	$1,101.80	0.75%	$3.91
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R4	Actual	$1,000.00	$1,101.80	0.65%	$3.39
	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class R5	Actual	$1,000.00	$1,102.80	0.55%	$2.87
	Hypothetical	$1,000.00	$1,022.07	0.55%	$2.76
Class R6	Actual	$1,000.00	$1,098.30	0.40%	$2.08
	Hypothetical	$1,000.00	$1,022.81	0.40%	$2.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the tables), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2017, and divided by the 365 days in the Fund's fiscal year ended July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Prudential Day One Income Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	10,027	$101,774
Prudential Core Conservative Bond Fund (Class Q)	28,458	285,435
Prudential Global Real Estate Fund (Class Q)	4,203	101,918
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	1,805	20,340
Prudential QMA International Developed Markets Index Fund (Class Q)	8,454	102,045
Prudential QMA Large-Cap Core Equity Fund (Class Q)	13,814	244,363
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	1,824	20,357
Prudential QMA US Broad Market Index Fund (Class Q)	10,752	122,143
Prudential TIPS Fund (Class Q)	53,699	529,468
Prudential Total Return Bond Fund (Class Q)	21,066	305,886

TOTAL LONG-TERM INVESTMENTS (cost $1,823,678)		1,833,729

SHORT-TERM INVESTMENT 10.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $218,779)	218,779	218,779

TOTAL INVESTMENTS 100.6% (cost $2,042,457)(w)		2,052,508
Liabilities in excess of other assets (0.6)%		(13,389)

NET ASSETS 100.0%		$2,039,119

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One Income Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,052,508	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

TIPS	25.9%
Total Return Bond	15.0
Core Conservative Bond	14.0
Large-Cap Core Equity	12.0
Core Ultra Short Bond	10.7
U.S. Broad Market Index	6.0
International Developed Markets Index	5.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	1.0
Small-Cap Core Equity	1.0

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

54

Prudential Day One 2010 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	22,219	$225,521
Prudential Core Conservative Bond Fund (Class Q)	63,104	632,932
Prudential Global Real Estate Fund (Class Q)	9,313	225,843
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	3,999	45,070
Prudential QMA International Developed Markets Index Fund (Class Q)	18,735	226,129
Prudential QMA Large-Cap Core Equity Fund (Class Q)	30,610	541,487
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	8,084	90,218
Prudential QMA US Broad Market Index Fund (Class Q)	27,796	315,767
Prudential TIPS Fund (Class Q)	114,476	1,128,731
Prudential Total Return Bond Fund (Class Q)	46,724	678,427

TOTAL LONG-TERM INVESTMENTS (cost $4,054,686)		4,110,125

SHORT-TERM INVESTMENT 9.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $418,993)	418,993	418,993

TOTAL INVESTMENTS 100.2% (cost $4,473,679)(w)		4,529,118
Liabilities in excess of other assets (0.2)%		(9,019)

NET ASSETS 100.0%		$4,520,099

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2010 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,529,118	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

TIPS	24.9%
Total Return Bond	15.0
Core Conservative Bond	14.0
Large-Cap Core Equity	12.0
Core Ultra Short Bond	9.3
U.S. Broad Market Index	7.0
International Developed Markets Index	5.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

56

Prudential Day One 2015 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 90.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	20,605	$209,145
Prudential Core Conservative Bond Fund (Class Q)	50,166	503,161
Prudential Global Real Estate Fund (Class Q)	8,637	209,440
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	3,709	41,798
Prudential QMA International Developed Markets Index Fund (Class Q)	24,323	293,581
Prudential QMA Large-Cap Core Equity Fund (Class Q)	33,118	585,861
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	7,497	83,668
Prudential QMA US Broad Market Index Fund (Class Q)	29,461	334,673
Prudential TIPS Fund (Class Q)	101,924	1,004,967
Prudential Total Return Bond Fund (Class Q)	37,558	545,337

TOTAL LONG-TERM INVESTMENTS (cost $3,748,641)		3,811,631

SHORT-TERM INVESTMENT 9.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $382,917)	382,917	382,917

TOTAL INVESTMENTS 100.1% (cost $4,131,558)(w)		4,194,548
Liabilities in excess of other assets (0.1)%		(2,768)

NET ASSETS 100.0%		$4,191,780

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2015 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$4,194,548	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

TIPS	24.0%
Large-Cap Core Equity	14.0
Total Return Bond	13.0
Core Conservative Bond	12.0
Core Ultra Short Bond	9.1
U.S. Broad Market Index	8.0
International Developed Markets Index	7.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

58

Prudential Day One 2020 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 91.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	61,880	$628,081
Prudential Core Conservative Bond Fund (Class Q)	138,097	1,385,113
Prudential Global Real Estate Fund (Class Q)	25,937	628,977
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	11,138	125,521
Prudential QMA International Developed Markets Index Fund (Class Q)	83,483	1,007,635
Prudential QMA Large-Cap Core Equity Fund (Class Q)	120,770	2,136,415
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	22,514	251,261
Prudential QMA US Broad Market Index Fund (Class Q)	99,532	1,130,686
Prudential TIPS Fund (Class Q)	280,574	2,766,461
Prudential Total Return Bond Fund (Class Q)	104,112	1,511,709

TOTAL LONG-TERM INVESTMENTS (cost $11,380,428)		11,571,859

SHORT-TERM INVESTMENT 8.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,015,961)	1,015,961	1,015,961

TOTAL INVESTMENTS 100.0% (cost $12,396,389)(w)		12,587,820
Other assets in excess of liabilities 0.0%		76

NET ASSETS 100.0%		$12,587,896

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2020 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$12,587,820	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

TIPS	22.0%
Large-Cap Core Equity	16.9
Total Return Bond	12.0
Core Conservative Bond	11.0
U.S. Broad Market Index	9.0
Core Ultra Short Bond	8.1
International Developed Markets Index	8.0
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	2.0
Small-Cap Core Equity	1.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

60

Prudential Day One 2025 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 92.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	88,687	$900,175
Prudential Core Conservative Bond Fund (Class Q)	143,899	1,443,307
Prudential Global Real Estate Fund (Class Q)	37,173	901,454
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	15,963	179,899
Prudential QMA International Developed Markets Index Fund (Class Q)	134,603	1,624,657
Prudential QMA Large-Cap Core Equity Fund (Class Q)	213,815	3,782,386
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	48,402	540,165
Prudential QMA US Broad Market Index (Class Q)	190,201	2,160,681
Prudential TIPS Fund (Class Q)	328,933	3,243,276
Prudential Total Return Bond Fund (Class Q)	136,724	1,985,239

TOTAL LONG-TERM INVESTMENTS (cost $16,543,150)		16,761,239

SHORT-TERM INVESTMENT 7.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,272,401)	1,272,401	1,272,401

TOTAL INVESTMENTS 100.0% (cost $17,815,551)(w)		18,033,640
Other assets in excess of liabilities 0.0%		3,571

NET ASSETS 100.0%		$18,037,211

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2025 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$18,033,640	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	20.9%
TIPS	18.0
U.S. Broad Market Index	12.0
Total Return Bond	11.0
International Developed Markets Index	9.0
Core Conservative Bond	8.0
Core Ultra Short Bond	7.1
Global Real Estate	5.0
Commodities Strategies	5.0%
Mid-Cap Core Equity	3.0
Small-Cap Core Equity	1.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

62

Prudential Day One 2030 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 94.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	40,637	$412,465
Prudential Core Conservative Bond Fund (Class Q)	61,833	620,181
Prudential Global Real Estate Fund (Class Q)	21,291	516,314
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	9,143	103,038
Prudential QMA Emerging Markets Equity Fund (Class Q)	8,179	103,305
Prudential QMA International Developed Markets Index Fund (Class Q)	111,359	1,344,106
Prudential QMA Large-Cap Core Equity Fund (Class Q)	163,285	2,888,518
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	27,723	309,384
Prudential QMA US Broad Market Index Fund (Class Q)	127,095	1,443,804
Prudential TIPS Fund (Class Q)	115,158	1,135,455
Prudential Total Return Bond Fund (Class Q)	64,097	930,684

TOTAL LONG-TERM INVESTMENTS (cost $9,582,494)		9,807,254

SHORT-TERM INVESTMENT 5.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $524,228)	524,228	524,228

TOTAL INVESTMENTS 100.0% (cost $10,106,722)(w)		10,331,482
Other assets in excess of liabilities 0.0%		145

NET ASSETS 100.0%		$10,331,627

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2030 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,331,482	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	27.9%
U.S. Broad Market Index	14.0
International Developed Markets Index	13.0
TIPS	11.0
Total Return Bond	9.0
Core Conservative Bond	6.0
Core Ultra Short Bond	5.1
Global Real Estate	5.0
Commodities Strategies	4.0%
Mid-Cap Core Equity	3.0
Emerging Markets Equity	1.0
Small-Cap Core Equity	1.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

64

Prudential Day One 2035 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 97.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	43,370	$440,203
Prudential Core Conservative Bond Fund (Class Q)	54,969	551,343
Prudential Global Real Estate Fund (Class Q)	22,723	551,032
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	19,515	219,935
Prudential QMA Emerging Markets Equity Fund (Class Q)	34,917	441,000
Prudential QMA International Developed Markets Index Fund (Class Q)	118,846	1,434,477
Prudential QMA Large-Cap Core Equity (Class Q)	174,266	3,082,758
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	39,449	440,251
Prudential QMA US Broad Market Index Fund (Class Q)	174,397	1,981,149
Prudential TIPS Fund (Class Q)	78,186	770,912
Prudential Total Return Bond Fund (Class Q)	60,773	882,423

TOTAL LONG-TERM INVESTMENTS (cost $10,629,203)		10,795,483

SHORT-TERM INVESTMENT 2.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $233,602)	233,602	233,602

TOTAL INVESTMENTS 100.0% (cost $10,862,805)(w)		11,029,085
Liabilities in excess of other assets 0.0%		(4,462)

NET ASSETS 100.0%		$11,024,623

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2035 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$11,029,085	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	27.9%
U.S. Broad Market Index	18.0
International Developed Markets Index	13.0
Total Return Bond	8.0
TIPS	7.0
Core Conservative Bond	5.0
Global Real Estate	5.0
Emerging Markets Equity	4.0
Mid-Cap Core Equity	4.0%
Commodities Strategies	4.0
Core Ultra Short Bond	2.1
Small-Cap Core Equity	2.0

100.0
Liabilities in excess of other assets	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

66

Prudential Day One 2040 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	23,023	$233,687
Prudential Core Conservative Bond Fund (Class Q)	23,357	234,270
Prudential Global Real Estate Fund (Class Q)	12,063	292,522
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	15,540	175,133
Prudential QMA Emerging Markets Equity Fund (Class Q)	23,170	292,641
Prudential QMA International Developed Markets Index Fund (Class Q)	72,797	878,666
Prudential QMA Large-Cap Core Equity Fund (Class Q)	92,511	1,636,524
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	26,178	292,142
Prudential QMA US Broad Market Index Fund (Class Q)	97,724	1,110,150
Prudential TIPS Fund (Class Q)	23,727	233,945
Prudential Total Return Bond Fund (Class Q)	28,248	410,167

TOTAL LONG-TERM INVESTMENTS (cost $5,609,045)		5,789,847

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $73,398)	73,398	73,398

TOTAL INVESTMENTS 100.2% (cost $5,682,443)(w)		5,863,245
Liabilities in excess of other assets (0.2)%		(10,243)

NET ASSETS 100.0%		$5,853,002

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2040 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,863,245	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	27.9%
U.S. Broad Market Index	19.0
International Developed Markets Index	15.0
Total Return Bond	7.0
Emerging Markets Equity	5.0
Global Real Estate	5.0
Mid-Cap Core Equity	5.0
Core Conservative Bond	4.0
TIPS	4.0%
Commodities Strategies	4.0
Small-Cap Core Equity	3.0
Core Ultra Short Bond	1.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

68

Prudential Day One 2045 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	29,677	$301,222
Prudential Core Conservative Bond Fund (Class Q)	22,565	226,331
Prudential Global Real Estate Fund (Class Q)	15,549	377,059
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	20,031	225,746
Prudential QMA Emerging Markets Equity Fund (Class Q)	29,866	377,207
Prudential QMA International Developed Markets Index Fund (Class Q)	112,602	1,359,111
Prudential QMA Large-Cap Core Equity (Class Q)	123,505	2,184,808
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	40,491	451,883
Prudential QMA US Broad Market Index Fund (Class Q)	119,336	1,355,661
Prudential TIPS Fund (Class Q)	15,284	150,703
Prudential Total Return Bond Fund (Class Q)	36,380	528,244

TOTAL LONG-TERM INVESTMENTS (cost $7,436,373)		7,537,975

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $20,039)	20,039	20,039

TOTAL INVESTMENTS 100.2% (cost $7,456,412)(w)		7,558,014
Liabilities in excess of other assets (0.2)%		(14,008)

NET ASSETS 100.0%		$7,544,006

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2045 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,558,014	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	28.9%
International Developed Markets Index	18.0
U.S. Broad Market Index	18.0
Total Return Bond	7.0
Mid-Cap Core Equity	6.0
Emerging Markets Equity	5.0
Global Real Estate	5.0
Commodities Strategies	4.0
Core Conservative Bond	3.0%
Small-Cap Core Equity	3.0
TIPS	2.0
Core Ultra Short Bond	0.3

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Financial Statements.

70

Prudential Day One 2050 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	8,752	$88,834
Prudential Core Conservative Bond Fund (Class Q)	4,439	44,522
Prudential Global Real Estate Fund (Class Q)	4,586	111,200
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	5,907	66,576
Prudential QMA Emerging Markets Equity Fund (Class Q)	10,570	133,494
Prudential QMA International Developed Markets Index Fund (Class Q)	33,208	400,822
Prudential QMA Large-Cap Core Equity (Class Q)	36,423	644,330
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	13,932	155,478
Prudential QMA US Broad Market Index Fund (Class Q)	37,149	422,015
Prudential TIPS Fund (Class Q)	2,255	22,231
Prudential Total Return Bond Fund (Class Q)	9,203	133,623

TOTAL LONG-TERM INVESTMENTS (cost $2,160,686)		2,223,125

SHORT-TERM INVESTMENT 0.7%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,698)	14,698	14,698

TOTAL INVESTMENTS 100.6% (cost $2,175,384)(w)		2,237,823
Liabilities in excess of other assets (0.6)%		(12,919)

NET ASSETS 100.0%		$2,224,904

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2050 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,237,823	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	28.9%
U.S. Broad Market Index	19.0
International Developed Markets Index	18.0
Mid-Cap Core Equity	7.0
Total Return Bond	6.0
Emerging Markets Equity	6.0
Global Real Estate	5.0
Commodities Strategies	4.0
Small-Cap Core Equity	3.0%
Core Conservative Bond	2.0
TIPS	1.0
Core Ultra Short Bond	0.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

72

Prudential Day One 2055 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	11,133	$113,000
Prudential Global Real Estate Fund (Class Q)	5,833	141,450
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	7,514	84,687
Prudential QMA Emerging Markets Equity Fund (Class Q)	13,445	169,806
Prudential QMA International Developed Markets Index Fund (Class Q)	44,588	538,181
Prudential QMA Large-Cap Core Equity Fund (Class Q)	47,929	847,872
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	17,722	197,773
Prudential QMA US Broad Market Index Fund (Class Q)	52,229	593,324
Prudential Total Return Bond Fund (Class Q)	9,747	141,530

TOTAL LONG-TERM INVESTMENTS (cost $2,789,364)		2,827,623

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,774)	14,774	14,774

TOTAL INVESTMENTS 100.4% (cost $2,804,138)(w)		2,842,397
Liabilities in excess of other assets (0.4)%		(12,514)

NET ASSETS 100.0%		$2,829,883

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2055 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,842,397	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	29.9%
U.S. Broad Market Index	21.0
International Developed Markets Index	19.0
Mid-Cap Core Equity	7.0
Emerging Markets Equity	6.0
Total Return Bond	5.0
Global Real Estate	5.0
Commodities Strategies	4.0%
Small-Cap Core Equity	3.0
Core Ultra Short Bond	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

74

Prudential Day One 2060 Fund

Schedule of Investments

as of July 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
Prudential Commodity Strategies Fund (Class Q)*	421	$4,270
Prudential Global Real Estate Fund (Class Q)	220	5,344
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	379	4,266
Prudential QMA Emerging Markets Equity Fund (Class Q)	508	6,416
Prudential QMA International Developed Markets Index Fund (Class Q)	1,685	20,335
Prudential QMA Large-Cap Core Equity Fund (Class Q)	1,871	33,104
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	670	7,473
Prudential QMA US Broad Market Index Fund (Class Q)	1,973	22,418
Prudential Total Return Bond Fund (Class Q)	221	3,212

TOTAL LONG-TERM INVESTMENTS (cost $99,473)		106,838

SHORT-TERM INVESTMENT 13.4%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $14,328)	14,328	14,328

TOTAL INVESTMENTS 113.3% (cost $113,801)(w)		121,166
Liabilities in excess of other assets (13.3)%		(14,241)

NET ASSETS 100.0%		$106,925

The following abbreviation is used in the annual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2060 Fund

Schedule of Investments (continued)

as of July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$121,166	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Investment Allocation:

The investment allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2017 were as follows (unaudited):

Large-Cap Core Equity	30.9%
U.S. Broad Market Index	21.0
International Developed Markets Index	19.0
Core Ultra Short Bond	13.4
Mid-Cap Core Equity	7.0
Emerging Markets Equity	6.0
Global Real Estate	5.0
Commodities Strategies	4.0%
Small-Cap Core Equity	4.0
Total Return Bond	3.0

113.3
Liabilities in excess of other assets	(13.3)

100.0%

See Notes to Financial Statements.

76

This Page Intentionally Left Blank

Prudential Day One Income Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $2,042,457)	$2,052,508
Due from manager	36,636
Receivable for investments sold	2,672

Total assets	2,091,816

Liabilities
Audit fee payable	20,000
Custodian and accounting fees payable	19,344
Shareholders’ reports payable	4,451
Legal fees and expenses payable	4,058
Accrued expenses	2,656
Payable for investments purchased	2,080
Affiliated transfer agent fee payable	68
Distribution fee payable	21
Shareholder service fee payable	19

Total liabilities	52,697

Net Assets	$2,039,119

Net assets were comprised of:
Shares of beneficial interest, at par	$197
Paid-in capital in excess of par	2,028,777

2,028,974
Undistributed net investment income	1,596
Accumulated net realized loss on investment transactions	(1,502)
Net unrealized appreciation on investments	10,051

Net assets, July 31, 2017	$2,039,119

See Notes to Financial Statements.

78

Class R1
Net asset value, offering price and redemption price per share ($10,391 ÷ 1,003 shares of beneficial interest issued and outstanding)	$10.36

Class R2
Net asset value, offering price and redemption price per share, ($11,744 ÷ 1,133 shares of beneficial interest issued and outstanding)	$10.37

Class R3
Net asset value, offering price and redemption price per share, ($1,255,999 ÷ 121,158 shares of beneficial interest issued and outstanding)	$10.37

Class R4
Net asset value, offering price and redemption price per share, ($16,972 ÷ 1,636 shares of beneficial interest issued and outstanding)	$10.37

Class R5
Net asset value, offering price and redemption price per share, ($10,432 ÷ 1,006 shares of beneficial interest issued and outstanding)	$10.37

Class R6
Net asset value, offering price and redemption price per share, ($733,581 ÷ 70,680 shares of beneficial interest issued and outstanding)	$10.38

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2010 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $4,473,679)	$4,529,118
Due from manager	37,142
Receivable for investments sold	17,582

Total assets	4,583,842

Liabilities
Audit fee payable	20,000
Custodian and accounting fees payable	19,350
Payable for investments purchased	13,222
Shareholders’ reports payable	4,452
Legal fees and expenses payable	4,058
Accrued expenses	2,586
Affiliated transfer agent fee payable	60
Shareholder service fee payable	8
Distribution fee payable	7

Total liabilities	63,743

Net Assets	$4,520,099

Net assets were comprised of:
Shares of beneficial interest, at par	$431
Paid-in capital in excess of par	4,457,588

4,458,019
Undistributed net investment income	7,001
Accumulated net realized loss on investment transactions	(360)
Net unrealized appreciation on investments	55,439

Net assets, July 31, 2017	$4,520,099

See Notes to Financial Statements.

80

Class R1
Net asset value, offering price and redemption price per share, ($10,434 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.43

Class R2
Net asset value, offering price and redemption price per share, ($10,452 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.45

Class R3
Net asset value, offering price and redemption price per share, ($10,461 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.46

Class R4
Net asset value, offering price and redemption price per share, ($42,635 ÷ 4,075 shares of beneficial interest issued and outstanding)	$10.46

Class R5
Net asset value, offering price and redemption price per share, ($10,474 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.47

Class R6
Net asset value, offering price and redemption price per share, ($4,435,643 ÷ 423,146 shares of beneficial interest issued and outstanding)	$10.48

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2015 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $4,131,558)	$4,194,548
Receivable for Fund shares sold	63,839
Due from manager	37,117
Receivable for investments sold	18,711

Total assets	4,314,215

Liabilities
Payable for investments purchased	71,687
Audit fees payable	20,000
Custodian and accounting fees payable	19,355
Accrued expenses	11,314
Affiliated transfer agent fee payable	64
Shareholder service fee payable	8
Distribution fee payable	7

Total liabilities	122,435

Net Assets	$4,191,780

Net assets were comprised of:
Shares of beneficial interest, at par	$398
Paid-in capital in excess of par	4,118,189

4,118,587
Undistributed net investment income	8,699
Accumulated net realized gain on investment transactions	1,504
Net unrealized appreciation on investments	62,990

Net assets, July 31, 2017	$4,191,780

See Notes to Financial Statements.

82

Class R1
Net asset value, offering price and redemption price per share ($10,487 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.49

Class R2
Net asset value, offering price and redemption price per share, ($10,504 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.50

Class R3
Net asset value, offering price and redemption price per share, ($10,513 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.51

Class R4
Net asset value, offering price and redemption price per share, ($51,102 ÷ 4,862 shares of beneficial interest issued and outstanding)	$10.51

Class R5
Net asset value, offering price and redemption price per share, ($10,527 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.53

Class R6
Net asset value, offering price and redemption price per share, ($4,098,647 ÷ 389,189 shares of beneficial interest issued and outstanding)	$10.53

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2020 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $12,396,389)	$12,587,820
Receivable for investments sold	53,875
Due from manager	38,415
Receivable for Fund shares sold	5,991

Total assets	12,686,101

Liabilities
Payable for investments purchased	47,355
Audit fee payable	20,000
Custodian and accounting fees payable	19,390
Accrued expenses	11,307
Affiliated transfer agent fee payable	126
Shareholder service fee payable	20
Distribution fee payable	7

Total liabilities	98,205

Net Assets	$12,587,896

Net assets were comprised of:
Shares of beneficial interest, at par	$1,195
Paid-in capital in excess of par	12,372,779

12,373,974
Undistributed net investment income	23,917
Accumulated net realized loss on investment transactions	(1,426)
Net unrealized appreciation on investments	191,431

Net assets, July 31, 2017	$12,587,896

See Notes to Financial Statements.

84

Class R1
Net asset value, offering price and redemption price per share, ($10,520 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.52

Class R2
Net asset value, offering price and redemption price per share, ($10,537 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.54

Class R3
Net asset value, offering price and redemption price per share, ($10,547 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.55

Class R4
Net asset value, offering price and redemption price per share, ($177,717 ÷ 16,841 shares of beneficial interest issued and outstanding)	$10.55

Class R5
Net asset value, offering price and redemption price per share, ($10,561 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.56

Class R6
Net asset value, offering price and redemption price per share, ($12,368,014 ÷ 1,173,706 shares of beneficial interest issued and outstanding)	$10.54

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2025 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $17,815,551)	$18,033,640
Receivable for investments sold	55,314
Due from manager	38,397
Receivable for Fund shares sold	8,331

Total assets	18,135,682

Liabilities
Payable for investments purchased	47,401
Audit fee payable	20,000
Custodian and accounting fees payable	19,394
Accrued expenses	11,320
Distribution fee payable	153
Affiliated transfer agent fee payable	122
Shareholder service fee payable	81

Total liabilities	98,471

Net Assets	$18,037,211

Net assets were comprised of:
Shares of beneficial interest, at par	$1,697
Paid-in capital in excess of par	17,796,409

17,798,106
Undistributed net investment income	21,918
Accumulated net realized loss on investment transactions	(902)
Net unrealized appreciation on investments	218,089

Net assets, July 31, 2017	$18,037,211

See Notes to Financial Statements.

86

Class R1
Net asset value, offering price and redemption price per share ($592,018 ÷ 55,971 shares of beneficial interest issued and outstanding)	$10.58

Class R2
Net asset value, offering price and redemption price per share, ($10,592 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.59

Class R3
Net asset value, offering price and redemption price per share, ($3,863,271 ÷ 364,247 shares of beneficial interest issued and outstanding)	$10.61

Class R4
Net asset value, offering price and redemption price per share, ($174,787 ÷ 16,479 shares of beneficial interest issued and outstanding)	$10.61

Class R5
Net asset value, offering price and redemption price per share, ($16,376 ÷ 1,542 shares of beneficial interest issued and outstanding)	$10.62

Class R6
Net asset value, offering price and redemption price per share, ($13,380,167 ÷ 1,257,795 shares of beneficial interest issued and outstanding)	$10.64

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2030 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $10,106,722)	$10,331,482
Receivable for investments sold	42,111
Due from manager	37,470
Receivable for Fund shares sold	8,908

Total assets	10,419,971

Liabilities
Payable for investments purchased	37,302
Custodian and accounting fees payable	21,086
Audit fee payable	20,000
Shareholders’ reports payable	4,450
Legal fees and expenses payable	4,058
Accrued expenses	1,096
Affiliated transfer agent fee payable	268
Shareholder service fee payable	75
Distribution fee payable	9

Total liabilities	88,344

Net Assets	$10,331,627

Net assets were comprised of:
Shares of beneficial interest, at par	$957
Paid-in capital in excess of par	10,091,708

10,092,665
Undistributed net investment income	14,933
Accumulated net realized loss on investment transactions	(731)
Net unrealized appreciation on investments	224,760

Net assets, July 31, 2017	$10,331,627

See Notes to Financial Statements.

88

Class R1
Net asset value, offering price and redemption price per share, ($14,213 ÷ 1,323 shares of beneficial interest issued and outstanding)	$10.74

Class R2
Net asset value, offering price and redemption price per share, ($12,949 ÷ 1,204 shares of beneficial interest issued and outstanding)	$10.75

Class R3
Net asset value, offering price and redemption price per share, ($10,764 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.76

Class R4
Net asset value, offering price and redemption price per share, ($856,515 ÷ 79,537 shares of beneficial interest issued and outstanding)	$10.77

Class R5
Net asset value, offering price and redemption price per share, ($10,779 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.78

Class R6
Net asset value, offering price and redemption price per share, ($9,426,407 ÷ 873,350 shares of beneficial interest issued and outstanding)	$10.79

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2035 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $10,862,805)	$11,029,085
Due from manager	37,352
Receivable for investments sold	30,588
Receivable for Fund shares sold	13,893

Total assets	11,110,918

Liabilities
Payable for investments purchased	32,839
Custodian and accounting fees payable	19,371
Audit fee payable	20,000
Accrued expenses	6,854
Shareholders’ reports payable	4,452
Payable for Fund shares reacquired	2,600
Affiliated transfer agent fee payable	74
Shareholder service fee payable	53
Distribution fee payable	52

Total liabilities	86,295

Net Assets	$11,024,623

Net assets were comprised of:
Shares of beneficial interest, at par	$1,015
Paid-in capital in excess of par	10,847,489

10,848,504
Undistributed net investment income	8,983
Accumulated net realized gain on investment transactions	856
Net unrealized appreciation on investments	166,280

Net assets, July 31, 2017	$11,024,623

See Notes to Financial Statements.

90

Class R1
Net asset value, offering price and redemption price per share, ($13,413 ÷ 1,241 shares of beneficial interest issued and outstanding)	$10.81

Class R2
Net asset value, offering price and redemption price per share, ($10,830 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.83

Class R3
Net asset value, offering price and redemption price per share, ($4,043,643 ÷ 372,867 shares of beneficial interest issued and outstanding)	$10.84

Class R4
Net asset value, offering price and redemption price per share, ($57,379 ÷ 5,289 shares of beneficial interest issued and outstanding)	$10.85

Class R5
Net asset value, offering price and redemption price per share, ($10,854 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.85

Class R6
Net asset value, offering price and redemption price per share, ($6,888,504 ÷ 633,895 shares of beneficial interest issued and outstanding)	$10.87

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2040 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $5,682,443)	$5,863,245
Due from manager	37,298
Receivable for investments sold	22,445
Receivable for Fund shares sold	12,912

Total assets	5,935,900

Liabilities
Payable for investments purchased	32,114
Audit fee payable	20,000
Custodian and accounting fees payable	19,372
Accrued expenses	6,858
Shareholders’ reports payable	4,447
Affiliated transfer agent fee payable	86
Shareholder service fee payable	13
Distribution fee payable	8

Total liabilities	82,898

Net Assets	$5,853,002

Net assets were comprised of:
Shares of beneficial interest, at par	$534
Paid-in capital in excess of par	5,658,375

5,658,909
Undistributed net investment income	7,832
Accumulated net realized gain on investment transactions	5,459
Net unrealized appreciation on investments	180,802

Net assets, July 31, 2017	$5,853,002

See Notes to Financial Statements.

92

Class R1
Net asset value, offering price and redemption price per share, ($10,904 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.90

Class R2
Net asset value, offering price and redemption price per share, ($12,032 ÷ 1,102 shares of beneficial interest issued and outstanding)	$10.92

Class R3
Net asset value, offering price and redemption price per share, ($10,932 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.93

Class R4
Net asset value, offering price and redemption price per share, ($114,982 ÷ 10,512 shares of beneficial interest issued and outstanding)	$10.94

Class R5
Net asset value, offering price and redemption price per share, ($10,946 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.95

Class R6
Net asset value, offering price and redemption price per share, ($5,693,206 ÷ 519,476 shares of beneficial interest issued and outstanding)	$10.96

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2045 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $7,456,412)	$7,558,014
Due from manager	36,934
Receivable for investments sold	18,495
Receivable for Fund shares sold	7,556

Total assets	7,620,999

Liabilities
Payable for investments purchased	24,737
Audit fee payable	20,000
Custodian and accounting fees payable	19,358
Shareholders’ reports payable	4,450
Legal fees and expenses payable	4,058
Accrued expenses	2,809
Payable for Fund shares reacquired	1,345
Affiliated transfer agent fee payable	120
Shareholder service fee payable	66
Distribution fee payable	50

Total liabilities	76,993

Net Assets	$7,544,006

Net assets were comprised of:
Shares of beneficial interest, at par	$685
Paid-in capital in excess of par	7,433,611

7,434,296
Undistributed net investment income	4,042
Accumulated net realized gain on investment transactions	4,066
Net unrealized appreciation on investments	101,602

Net assets, July 31, 2017	$7,544,006

See Notes to Financial Statements.

94

Class R1
Net asset value, offering price and redemption price per share, ($10,967 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.97

Class R2
Net asset value, offering price and redemption price per share, ($11,921 ÷ 1,086 shares of beneficial interest issued and outstanding)	$10.98

Class R3
Net asset value, offering price and redemption price per share, ($3,811,772 ÷ 346,850 shares of beneficial interest issued and outstanding)	$10.99

Class R4
Net asset value, offering price and redemption price per share, ($247,158 ÷ 22,477 shares of beneficial interest issued and outstanding)	$11.00

Class R5
Net asset value, offering price and redemption price per share, ($11,503 ÷ 1,045 shares of beneficial interest issued and outstanding)	$11.01

Class R6
Net asset value, offering price and redemption price per share, ($3,450,685 ÷ 312,884 shares of beneficial interest issued and outstanding)	$11.03

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2050 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $2,175,384)	$2,237,823
Due from manager	36,747
Receivable for investments sold	8,982
Receivable for Fund shares sold	2,088

Total assets	2,285,640

Liabilities
Audit fee payable	20,000
Custodian and accounting fees payable	19,345
Payable for investments purchased	9,962
Shareholders’ reports payable	4,445
Legal fees and expenses payable	4,058
Accrued expenses	2,813
Affiliated transfer agent fee payable	76
Distribution fee payable	24
Shareholder service fee payable	13

Total liabilities	60,736

Net Assets	$2,224,904

Net assets were comprised of:
Shares of beneficial interest, at par	$202
Paid-in capital in excess of par	2,160,781

2,160,983
Undistributed net investment income	1,942
Accumulated net realized loss on investment transactions	(460)
Net unrealized appreciation on investments	62,439

Net assets, July 31, 2017	$2,224,904

See Notes to Financial Statements.

96

Class R1
Net asset value, offering price and redemption price per share, ($97,653 ÷ 8,921 shares of beneficial interest issued and outstanding)	$10.95

Class R2
Net asset value, offering price and redemption price per share, ($17,858 ÷ 1,629 shares of beneficial interest issued and outstanding)	$10.96

Class R3
Net asset value, offering price and redemption price per share, ($10,972 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.97

Class R4
Net asset value, offering price and redemption price per share, ($74,877 ÷ 6,820 shares of beneficial interest issued and outstanding)	$10.98

Class R5
Net asset value, offering price and redemption price per share, ($10,987 ÷ 1,000 shares of beneficial interest issued and outstanding)	$10.99

Class R6
Net asset value, offering price and redemption price per share, ($2,012,557 ÷ 182,879 shares of beneficial interest issued and outstanding)	$11.00

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2055 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $2,804,138)	$2,842,397
Due from manager	36,571
Receivable for investments sold	6,122
Receivable for Fund shares sold	5,603

Total assets	2,890,693

Liabilities
Audit fee payable	20,000
Custodian and accounting fees payable	19,345
Payable for investments purchased	10,043
Shareholders’ reports payable	4,452
Legal fees and expenses payable	4,058
Accrued expenses	2,794
Affiliated transfer agent fee payable	63
Distribution fee payable	28
Shareholder service fee payable	27

Total liabilities	60,810

Net Assets	$2,829,883

Net assets were comprised of:
Shares of beneficial interest, at par	$255
Paid-in capital in excess of par	2,790,653

2,790,908
Undistributed net investment income	1,197
Accumulated net realized loss on investment transactions	(481)
Net unrealized appreciation on investments	38,259

Net assets, July 31, 2017	$2,829,883

See Notes to Financial Statements.

98

Class R1
Net asset value, offering price and redemption price per share, ($11,073 ÷ 1,000 shares of beneficial interest issued and outstanding)	$11.07

Class R2
Net asset value, offering price and redemption price per share, ($17,126 ÷ 1,544 shares of beneficial interest issued and outstanding)	$11.09

Class R3
Net asset value, offering price and redemption price per share, ($1,795,125 ÷ 161,779 shares of beneficial interest issued and outstanding)	$11.10

Class R4
Net asset value, offering price and redemption price per share, ($45,059 ÷ 4,056 shares of beneficial interest issued and outstanding)	$11.11

Class R5
Net asset value, offering price and redemption price per share, ($11,115 ÷ 1,000 shares of beneficial interest issued and outstanding)	$11.12

Class R6
Net asset value, offering price and redemption price per share, ($950,385 ÷ 85,424 shares of beneficial interest issued and outstanding)	$11.13

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2060 Fund

Statement of Assets & Liabilities

as of July 31, 2017

Assets
Affiliated investments (cost $113,801)	$121,166
Due from manager	36,460
Receivable for Fund shares sold	341
Receivable for investments sold	326

Total assets	158,293

Liabilities
Audit fee payable	20,000
Custodian and accounting fees payable	19,337
Shareholders’ reports payable	4,452
Legal fees and expenses payable	4,058
Accrued expenses	2,803
Payable for investments purchased	643
Affiliated transfer agent fee payable	62
Distribution fee payable	8
Shareholder service fee payable	5

Total liabilities	51,368

Net Assets	$106,925

Net assets were comprised of:
Shares of beneficial interest, at par	$10
Paid-in capital in excess of par	99,354

99,364
Undistributed net investment income	307
Accumulated net realized loss on investment transactions	(111)
Net unrealized appreciation on investments	7,365

Net assets, July 31, 2017	$106,925

See Notes to Financial Statements.

100

Class R1
Net asset value, offering price and redemption price per share ($11,010 ÷ 1,000 shares of beneficial interest issued and outstanding)	$11.01

Class R2
Net asset value, offering price and redemption price per share, ($11,181 ÷ 1,014 shares of beneficial interest issued and outstanding)	$11.03

Class R3
Net asset value, offering price and redemption price per share, ($11,038 ÷ 1,000 shares of beneficial interest issued and outstanding)	$11.04

Class R4
Net asset value, offering price and redemption price per share, ($11,083 ÷ 1,004 shares of beneficial interest issued and outstanding)	$11.04

Class R5
Net asset value, offering price and redemption price per share, ($11,052 ÷ 1,000 shares of beneficial interest issued and outstanding)	$11.05

Class R6
Net asset value, offering price and redemption price per share, ($51,561 ÷ 4,661 shares of beneficial interest issued and outstanding)	$11.06

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One Income Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$3,048

Expenses
Management fee	35
Distribution fee—Class R1	32
Distribution fee—Class R2	17
Distribution fee—Class R3	21
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	21
Shareholder service fee—Class R4	10
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $270)	370
Miscellaneous	8,212

Total expenses	212,732
Less: Management fee waiver and/or expense reimbursement	(212,870)

Net expenses	(138)

Net investment income (loss)	3,186

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,760)
Net capital gain distributions received	258

(1,502)

Net change in unrealized appreciation (depreciation) on investments	10,051

Net gain (loss) on investment transactions	8,549

Net Increase (Decrease) In Net Assets Resulting From Operations	$11,735

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

102

Prudential Day One 2010 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$6,348

Expenses
Management fee	66
Distribution fee—Class R1	32
Distribution fee—Class R2	16
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	19
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $250)	350
Miscellaneous	8,218

Total expenses	212,729
Less: Management fee waiver and/or expense reimbursement	(213,379)

Net expenses	(650)

Net investment income (loss)	6,998

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(641)
Net capital gain distributions received	281

(360)

Net change in unrealized appreciation (depreciation) on investments	55,439

Net gain (loss) on investment transactions	55,079

Net Increase (Decrease) In Net Assets Resulting From Operations	$62,077

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2015 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$7,922

Expenses
Management fee	91
Distribution fee—Class R1	32
Distribution fee—Class R2	16
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	26
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $300)	360
Miscellaneous	8,225

Total expenses	212,778
Less: Management fee waiver and/or expense reimbursement	(213,551)

Net expenses	(773)

Net investment income (loss)	8,695

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	1,152
Net capital gain distributions received	352

1,504

Net change in unrealized appreciation (depreciation) on investments	62,990

Net gain (loss) on investment transactions	64,494

Net Increase (Decrease) In Net Assets Resulting From Operations	$73,189

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

104

Prudential Day One 2020 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$21,548

Expenses
Management fee	271
Distribution fee—Class R1	32
Distribution fee—Class R2	16
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	101
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $360)	462
Miscellaneous	8,257

Total expenses	213,167
Less: Management fee waiver and/or expense reimbursement	(215,532)

Net expenses	(2,365)

Net investment income (loss)	23,913

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,824)
Net capital gain distributions received	398

(1,426)

Net change in unrealized appreciation (depreciation) on investments	191,431

Net gain (loss) on investment transactions	190,005

Net Increase (Decrease) In Net Assets Resulting From Operations	$213,918

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2025 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$19,843

Expenses
Management fee	291
Distribution fee—Class R1	136
Distribution fee—Class R2	16
Distribution fee—Class R3	49
Shareholder service fee—Class R1	28
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	49
Shareholder service fee—Class R4	84
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $400)	480
Miscellaneous	8,258

Total expenses	213,398
Less: Management fee waiver and/or expense reimbursement	(215,467)

Net expenses	(2,069)

Net investment income (loss)	21,912

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,441)
Net capital gain distributions received	539

(902)

Net change in unrealized appreciation (depreciation) on investments	218,089

Net gain (loss) on investment transactions	217,187

Net Increase (Decrease) In Net Assets Resulting From Operations	$239,099

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

106

Prudential Day One 2030 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$14,151

Expenses
Management fee	266
Distribution fee—Class R1	33
Distribution fee—Class R2	18
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	321
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $600)	1,000
Miscellaneous	7,956

Total expenses	213,622
Less: Management fee waiver and/or expense reimbursement	(214,397)

Net expenses	(775)

Net investment income (loss)	14,926

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,364)
Net capital gain distributions received	633

(731)

Net change in unrealized appreciation (depreciation) on investments	224,760

Net gain (loss) on investment transactions	224,029

Net Increase (Decrease) In Net Assets Resulting From Operations	$238,955

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2035 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$7,819

Expenses
Management fee	181
Distribution fee—Class R1	33
Distribution fee—Class R2	16
Distribution fee—Class R3	51
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	51
Shareholder service fee—Class R4	23
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $270)	380
Miscellaneous	8,235

Total expenses	212,984
Less: Management fee waiver and/or expense reimbursement	(214,140)

Net expenses	(1,156)

Net investment income (loss)	8,975

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	200
Net capital gain distributions received	656

856

Net change in unrealized appreciation (depreciation) on investments	166,280

Net gain (loss) on investment transactions	167,136

Net Increase (Decrease) In Net Assets Resulting From Operations	$176,111

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

108

Prudential Day One 2040 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$6,494

Expenses
Management fee	188
Distribution fee—Class R1	33
Distribution fee—Class R2	17
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	45
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $290)	410
Miscellaneous	8,240

Total expenses	212,961
Less: Management fee waiver and/or expense reimbursement	(214,291)

Net expenses	(1,330)

Net investment income (loss)	7,824

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	4,803
Net capital gain distributions received	656

5,459

Net change in unrealized appreciation (depreciation) on investments	180,802

Net gain (loss) on investment transactions	186,261

Net Increase (Decrease) In Net Assets Resulting From Operations	$194,085

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2045 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$3,587

Expenses
Management fee	116
Distribution fee—Class R1	33
Distribution fee—Class R2	17
Distribution fee—Class R3	49
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	49
Shareholder service fee—Class R4	90
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $350)	470
Miscellaneous	8,228

Total expenses	213,066
Less: Management fee waiver and/or expense reimbursement	(213,513)

Net expenses	(447)

Net investment income (loss)	4,034

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	3,410
Net capital gain distributions received	656

4,066

Net change in unrealized appreciation (depreciation) on investments	101,602

Net gain (loss) on investment transactions	105,668

Net Increase (Decrease) In Net Assets Resulting From Operations	$109,702

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

110

Prudential Day One 2050 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$1,691

Expenses
Management fee	52
Distribution fee—Class R1	49
Distribution fee—Class R2	17
Distribution fee—Class R3	7
Shareholder service fee—Class R1	10
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	29
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $280)	420
Miscellaneous	8,210

Total expenses	212,808
Less: Management fee waiver and/or expense reimbursement	(213,051)

Net expenses	(243)

Net investment income (loss)	1,934

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,093)
Net capital gain distributions received	633

(460)

Net change in unrealized appreciation (depreciation) on investments	62,439

Net gain (loss) on investment transactions	61,979

Net Increase (Decrease) In Net Assets Resulting From Operations	$63,913

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2055 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$1,035

Expenses
Management fee	48
Distribution fee—Class R1	33
Distribution fee—Class R2	17
Distribution fee—Class R3	26
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	26
Shareholder service fee—Class R4	16
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $260)	350
Miscellaneous	8,216

Total expenses	212,746
Less: Management fee waiver and/or expense reimbursement	(212,900)

Net expenses	(154)

Net investment income (loss)	1,189

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(1,137)
Net capital gain distributions received	656

(481)

Net change in unrealized appreciation (depreciation) on investments	38,259

Net gain (loss) on investment transactions	37,778

Net Increase (Decrease) In Net Assets Resulting From Operations	$38,967

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

112

Prudential Day One 2060 Fund

Statement of Operations

Period* Ended July 31, 2017

Net Investment Income (Loss)
Affiliated dividend income	$354

Expenses
Management fee	9
Distribution fee—Class R1	33
Distribution fee—Class R2	16
Distribution fee—Class R3	7
Shareholder service fee—Class R1	7
Shareholder service fee—Class R2	7
Shareholder service fee—Class R3	7
Shareholder service fee—Class R4	7
Registration fees	118,000
Custodian and accounting fees	29,000
Audit fee	20,000
Legal fees and expenses	19,000
Shareholders’ reports	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $270)	380
Miscellaneous	8,199

Total expenses	212,672
Less: Management fee waiver and/or expense reimbursement	(212,600)

Net expenses	72

Net investment income (loss)	282

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(791)
Net capital gain distributions received	680

(111)

Net change in unrealized appreciation (depreciation) on investments	7,365

Net gain (loss) on investment transactions	7,254

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,536

*	Commencement of operations was December 13, 2016.

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One Income Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,186
Net realized gain (loss) on investment transactions	(1,760)
Net capital gain distributions received	258
Net change in unrealized appreciation (depreciation) on investments	10,051

Net increase (decrease) in net assets resulting from operations	11,735

Dividends from net investment income
Class R1	(29)
Class R2	(39)
Class R3	(46)
Class R4	(83)
Class R5	(57)
Class R6	(1,339)

(1,593)

Fund share transactions
Net proceeds from shares sold	2,630,195
Net asset value of shares issued in reinvestment of dividends and distributions	1,593
Cost of shares reacquired	(602,811)

Net increase (decrease) in net assets from Fund share transactions	2,028,977

Total increase (decrease)	2,039,119

Net Assets:
Beginning of period	—

End of period(a)	$2,039,119

(a) Includes undistributed net investment income of:	$1,596

*	Commencement of operations.

See Notes to Financial Statements.

114

Prudential Day One 2010 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,998
Net realized gain (loss) on investment transactions	(641)
Net capital gain distributions received	281
Net change in unrealized appreciation (depreciation) on investments	55,439

Net increase (decrease) in net assets resulting from operations	62,077

Fund share transactions
Net proceeds from shares sold	4,488,653
Cost of shares reacquired	(30,631)

Net increase (decrease) in net assets from Fund share transactions	4,458,022

Total increase (decrease)	4,520,099

Net Assets:
Beginning of period	—

End of period(a)	$4,520,099

(a) Includes undistributed net investment income of:	$7,001

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2015 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,695
Net realized gain (loss) on investment transactions	1,152
Net capital gain distributions received	352
Net change in unrealized appreciation (depreciation) on investments	62,990

Net increase (decrease) in net assets resulting from operations	73,189

Fund share transactions
Net proceeds from shares sold	4,846,667
Cost of shares reacquired	(728,076)

Net increase (decrease) in net assets from Fund share transactions	4,118,591

Total increase (decrease)	4,191,780

Net Assets:
Beginning of period	—

End of period(a)	$4,191,780

(a) Includes undistributed net investment income of:	$8,699

*	Commencement of operations.

See Notes to Financial Statements.

116

Prudential Day One 2020 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,913
Net realized gain (loss) on investment transactions	(1,824)
Net capital gain distributions received	398
Net change in unrealized appreciation (depreciation) on investments	191,431

Net increase (decrease) in net assets resulting from operations	213,918

Fund share transactions
Net proceeds from shares sold	12,908,699
Cost of shares reacquired	(534,721)

Net increase (decrease) in net assets from Fund share transactions	12,373,978

Total increase (decrease)	12,587,896

Net Assets:
Beginning of period	—

End of period(a)	$12,587,896

(a) Includes undistributed net investment income of:	$23,917

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2025 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,912
Net realized gain (loss) on investment transactions	(1,441)
Net capital gain distributions received	539
Net change in unrealized appreciation (depreciation) on investments	218,089

Net increase (decrease) in net assets resulting from operations	239,099

Fund share transactions
Net proceeds from shares sold	17,955,468
Cost of shares reacquired	(157,356)

Net increase (decrease) in net assets from Fund share transactions	17,798,112

Total increase (decrease)	18,037,211

Net Assets:
Beginning of period	—

End of period(a)	$18,037,211

(a) Includes undistributed net investment income of:	$21,918

*	Commencement of operations.

See Notes to Financial Statements.

118

Prudential Day One 2030 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,926
Net realized gain (loss) on investment transactions	(1,364)
Net capital gain distributions received	633
Net change in unrealized appreciation (depreciation) on investments	224,760

Net increase (decrease) in net assets resulting from operations	238,955

Fund share transactions
Net proceeds from shares sold	10,121,534
Cost of shares reacquired	(28,862)

Net increase (decrease) in net assets from Fund share transactions	10,092,672

Total increase (decrease)	10,331,627

Net Assets:
Beginning of period	—

End of period(a)	$10,331,627

(a) Includes undistributed net investment income of:	$14,933

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2035 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,975
Net realized gain (loss) on investment transactions	200
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	166,280

Net increase (decrease) in net assets resulting from operations	176,111

Fund share transactions
Net proceeds from shares sold	11,087,629
Cost of shares reacquired	(239,117)

Net increase (decrease) in net assets from Fund share transactions	10,848,512

Total increase (decrease)	11,024,623

Net Assets:
Beginning of period	—

End of period(a)	$11,024,623

(a) Includes undistributed net investment income of:	$8,983

*	Commencement of operations.

See Notes to Financial Statements.

120

Prudential Day One 2040 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,824
Net realized gain (loss) on investment transactions	4,803
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	180,802

Net increase (decrease) in net assets resulting from operations	194,085

Fund share transactions
Net proceeds from shares sold	6,044,148
Cost of shares reacquired	(385,231)

Net increase (decrease) in net assets from Fund share transactions	5,658,917

Total increase (decrease)	5,853,002

Net Assets:
Beginning of period	—

End of period(a)	$5,853,002

(a) Includes undistributed net investment income of:	$7,832

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	121

Prudential Day One 2045 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,034
Net realized gain (loss) on investment transactions	3,410
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	101,602

Net increase (decrease) in net assets resulting from operations	109,702

Fund share transactions
Net proceeds from shares sold	7,680,944
Cost of shares reacquired	(246,640)

Net increase (decrease) in net assets from Fund share transactions	7,434,304

Total increase (decrease)	7,544,006

Net Assets:
Beginning of period	—

End of period(a)	$7,544,006

(a) Includes undistributed net investment income of:	$4,042

*	Commencement of operations.

See Notes to Financial Statements.

122

Prudential Day One 2050 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,934
Net realized gain (loss) on investment transactions	(1,093)
Net capital gain distributions received	633
Net change in unrealized appreciation (depreciation) on investments	62,439

Net increase (decrease) in net assets resulting from operations	63,913

Fund share transactions
Net proceeds from shares sold	2,232,116
Cost of shares reacquired	(71,125)

Net increase (decrease) in net assets from Fund share transactions	2,160,991

Total increase (decrease)	2,224,904

Net Assets:
Beginning of period	—

End of period(a)	$2,224,904

(a) Includes undistributed net investment income of:	$1,942

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	123

Prudential Day One 2055 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,189
Net realized gain (loss) on investment transactions	(1,137)
Net capital gain distributions received	656
Net change in unrealized appreciation (depreciation) on investments	38,259

Net increase (decrease) in net assets resulting from operations	38,967

Fund share transactions
Net proceeds from shares sold	2,797,316
Cost of shares reacquired	(6,400)

Net increase (decrease) in net assets from Fund share transactions	2,790,916

Total increase (decrease)	2,829,883

Net Assets:
Beginning of period	—

End of period(a)	$2,829,883

(a) Includes undistributed net investment income of:	$1,197

*	Commencement of operations.

See Notes to Financial Statements.

124

Prudential Day One 2060 Fund

Statement of Changes in Net Assets

December 13, 2016* through July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$282
Net realized gain (loss) on investment transactions	(791)
Net capital gain distributions received	680
Net change in unrealized appreciation (depreciation) on investments	7,365

Net increase (decrease) in net assets resulting from operations	7,536

Fund share transactions
Net proceeds from shares sold	107,447
Cost of shares reacquired	(8,058)

Net increase (decrease) in net assets from Fund share transactions	99,389

Total increase (decrease)	106,925

Net Assets:
Beginning of period	—

End of period(a)	$106,925

(a) Includes undistributed net investment income of:	$307

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Day One Funds	125

Notes to Financial Statements

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of fourteen separate funds: Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Jennison Diversified Growth Fund (formerly Prudential Jennison Conservative Growth Fund) and Prudential Jennison Rising Dividend Fund. These financial statements relate to Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund (collectively referred to as the “Day One Funds”). The financial statements of the other funds are not presented herein.

The investment objective of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the Prudential mutual fund family (each, an underlying fund). Each Fund in the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds. The Day One Funds may also invest directly in U.S. Government securities and money market instruments for cash management purposes or when assuming a defensive position.

1. Accounting Policies

The Day One Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to

126

utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual and such expenses exclude those of the underlying funds. Expenses on the underlying funds are reflected in the net asset values of those funds. The Trust’s expenses are allocated to the respective fund on the basis of relative net assets except the expenses that are charged directly at the fund or class level.

Net investment income or loss (other than distribution fees, transfer agency fees and shareholder service fees, which are charged directly to the respective share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Day One Funds	127

Notes to Financial Statements (continued)

Taxes: It is each of the Day One Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Day One Funds. In connection therewith, QMA is obligated to keep certain books and records of the Day One Funds. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Day One Funds, occupancy and certain clerical and bookkeeping costs of the Day One Funds. The Day One Funds bear all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .02% of each Day One Fund’s average daily net assets. For all Day One Funds the management fee amount waived exceeded the management fee for the period ended July 31, 2017.

PGIM Investments has contractually agreed through November 30, 2018 to limit each Day One Fund’s net annual operating expenses and acquired fund fees and expenses

128

(exclusive of distribution and service (12b-1) fees, shareholder service fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (including acquired fund taxes and taxes such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales (including acquired fund dividend and interest expense on short sales)) of each class of shares to .40% of each Day One Fund’s average daily net assets. In addition, through July 31, 2017, PGIM Investments has voluntarily agreed to limit each Day One Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, shareholder service fees, taxes (including acquired fund taxes and taxes such as income and foreign withholding taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales (including acquired fund dividend and interest expense on short sales)) of each class of shares to .55% of each Day One Fund’s average daily net assets. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Day One Funds, has a distribution agreement pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to .50%, .25% and .10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1, Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Day One Funds	129

Notes to Financial Statements (continued)

3. Other Transactions with Affiliates

PMFS serves as the Trust’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended July 31, 2017 no such transactions were entered into by the Day One Funds.

The Day One Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund and other affiliated mutual funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

4. Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the period ended July 31, 2017, were as follows:

	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$2,375,819	$550,381
Prudential Day One 2010 Fund	4,108,790	53,463
Prudential Day One 2015 Fund	4,357,798	610,309
Prudential Day One 2020 Fund	11,871,270	489,018
Prudential Day One 2025 Fund	16,732,319	187,728
Prudential Day One 2030 Fund	9,692,629	108,771
Prudential Day One 2035 Fund	10,887,283	258,280
Prudential Day One 2040 Fund	6,033,194	428,952
Prudential Day One 2045 Fund	7,721,586	288,623
Prudential Day One 2050 Fund	2,251,250	89,471
Prudential Day One 2055 Fund	2,813,299	22,798
Prudential Day One 2060 Fund	113,291	13,027

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A summary of cost of purchases and proceeds from sales from shares of affiliated mutual funds, other than short-term investments, for the period ended July 31, 2017, is presented as follows:

Prudential Day One Income Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$133,804	$—	$32,074	$1,899	$(1,855)	$101,774	10,027	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	369,015	—	84,356	465	311	285,435	28,458	527	—
Prudential Global Real Estate Fund (Class Q)	—	131,571	—	30,788	1,204	(69)	101,918	4,203	211	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	26,550	—	6,143	(42)	(25)	20,340	1,805	1	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	131,312	—	31,613	2,173	173	102,045	8,454	3	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	309,005	6,524	73,493	2,067	260	244,363	13,814	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	6,931	(6,524)	—	—	(407)	—	—	73	258
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	26,583	—	6,146	(8)	(72)	20,357	1,824	1	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	158,249	—	37,315	1,118	91	122,143	10,752	8	—
Prudential TIPS Fund (Class Q)	—	687,636	—	157,557	48	(659)	529,468	53,699	1,235	—
Prudential Total Return Bond Fund (Class Q)	—	395,163	—	90,896	1,127	492	305,886	21,066	766	—

	$—	$2,375,819	$—	$550,381	$10,051	$(1,760)	$1,833,729		$2,825	$258

Prudential Day One 2010 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	—	$225,015	$—	$6,958	$7,656	$(192)	$225,521	22,219	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	634,515	—	5,130	3,583	(36)	632,932	63,104	1,023	—

Prudential Day One Funds	131

Notes to Financial Statements (continued)

Prudential Day One 2010 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Global Real Estate Fund (Class Q)	$—	$226,140	$—	$5,863	$5,582	$(16)	$225,843	9,313	$1,680	$—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	45,008	—	408	465	5	45,070	3,999	1	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	224,534	—	5,847	7,362	80	226,129	18,735	3	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	531,670	7,117	7,670	10,289	81	541,487	30,610	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	7,561	(7,117)	—	—	(444)	—	—	80	281
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	90,117	—	817	909	9	90,218	8,084	1	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	314,313	—	4,481	5,900	35	315,767	27,796	8	—
Prudential TIPS Fund (Class Q)	—	1,131,894	—	10,678	7,636	(121)	1,128,731	114,476	1,688	—
Prudential Total Return Bond Fund (Class Q)	—	678,023	—	5,611	6,057	(42)	678,427	46,724	1,463	—

	$—	$4,108,790	$—	$53,463	$55,439	$(641)	$4,110,125		$5,947	$281

Prudential Day One 2015 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$239,824	$—	$36,568	$6,901	$(1,012)	$209,145	20,605	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	577,371	—	77,675	3,164	301	503,161	50,166	1,196	—
Prudential Global Real Estate Fund (Class Q)	—	239,101	—	35,714	5,786	267	209,440	8,637	1,733	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	47,689	—	6,617	630	96	41,798	3,709	1	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	332,743	—	51,909	11,737	1,010	293,581	24,323	4	—

132

Prudential Day One 2015 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential QMA Large-Cap Core Equity Fund (Class Q)	$—	$657,982	$8,896	$95,899	$13,725	$1,157	$585,861	33,118	$—	$—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	9,451	(8,896)	—	—	(555)	—	—	99	352
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	95,527	—	13,069	1,073	137	83,668	7,497	1	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	380,642	—	54,187	7,590	628	334,673	29,461	10	—
Prudential TIPS Fund (Class Q)	—	1,153,916	—	154,440	6,852	(1,361)	1,004,967	101,924	2,612	—
Prudential Total Return Bond Fund (Class Q)	—	623,552	—	84,231	5,532	484	545,337	37,558	1,738	—

	$—	$4,357,798	$—	$610,309	$62,990	$1,152	$3,811,631		$7,394	$352

Prudential Day One 2020 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$647,511	$—	$36,365	$18,012	$(1,077)	$628,081	61,880	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	1,427,182	—	50,054	8,174	(189)	1,385,113	138,097	3,266	—
Prudential Global Real Estate Fund (Class Q)	—	645,015	—	32,819	16,914	(133)	628,977	25,937	4,794	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	128,547	—	5,000	1,983	(9)	125,521	11,138	1	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	1,021,584	—	55,086	40,546	591	1,007,635	83,483	4	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	2,169,318	10,082	93,962	50,333	644	2,136,415	120,770	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	10,711	(10,082)	—	—	(629)	—	—	113	398
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	258,028	—	10,126	3,371	(12)	251,261	22,514	1	—

Prudential Day One Funds	133

Notes to Financial Statements (continued)

Prudential Day One 2020 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential QMA US Broad Market Index Fund (Class Q)	$—	$1,153,791	$—	$49,092	$25,695	$292	$1,130,686	99,532	$12	$—
Prudential TIPS Fund (Class Q)	—	2,857,184	—	101,143	11,597	(1,177)	2,766,461	280,574	7,219	—
Prudential Total Return Bond Fund (Class Q)	—	1,552,399	—	55,371	14,806	(125)	1,511,709	104,112	4,764	—

	$—	$11,871,270	$—	$489,018	$191,431	$(1,824)	$11,571,859		$20,174	$398

Prudential Day One 2025 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$902,938	$—	$23,330	$21,322	$(755)	$900,175	88,687	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	1,446,532	—	9,432	6,195	12	1,443,307	143,899	2,575	—
Prudential Global Real Estate Fund (Class Q)	—	901,242	—	18,797	19,037	(28)	901,454	37,173	4,838	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	180,452	—	1,855	1,295	7	179,899	15,963	1	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	1,608,416	—	32,581	48,679	143	1,624,657	134,603	5	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	3,747,908	13,641	39,084	59,847	74	3,782,386	213,815	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	14,492	(13,641)	—	—	(851)	—	—	152	539
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	542,027	—	5,661	3,818	(19)	540,165	48,402	2	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	2,148,828	—	22,273	34,070	56	2,160,681	190,201	16	—
Prudential TIPS Fund (Class Q)	—	3,254,891	—	21,129	9,622	(108)	3,243,276	328,933	6,213	—

134

Prudential Day One 2025 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Total Return Bond Fund (Class Q)	$—	$1,984,593	$—	$13,586	$14,204	$28	$1,985,239	$136,724	$4,724	$—

	$—	$16,732,319	$—	$187,728	$218,089	$(1,441)	$16,761,239		$18,526	$539

Prudential Day One 2030 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$416,652	$—	$13,486	$9,870	$(571)	$412,465	40,637	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	618,390	—	2,375	4,171	(5)	620,181	61,833	1,742	—
Prudential Global Real Estate Fund (Class Q)	—	511,951	—	10,501	14,888	(24)	516,314	21,291	3,863	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	102,752	—	1,503	1,793	(4)	103,038	9,143	2	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	101,366	—	5,760	7,529	170	103,305	8,179	4	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	1,308,992	—	26,395	61,305	204	1,344,106	111,359	6	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	2,824,193	16,013	23,952	72,305	(41)	2,888,518	163,285	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,012	(16,013)	—	—	(999)	—	—	179	633
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	308,605	—	3,356	4,151	(16)	309,384	27,723	2	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	1,421,308	—	12,374	34,902	(32)	1,443,804	127,095	20	—
Prudential TIPS Fund (Class Q)	—	1,136,331	—	4,407	3,571	(40)	1,135,455	115,158	3,955	—
Prudential Total Return Bond Fund (Class Q)	—	925,077	—	4,662	10,275	(6)	930,684	64,097	3,503	—

	$—	$9,692,629	$—	$108,771	$224,760	$(1,364)	$9,807,254		$13,276	$633

Prudential Day One Funds	135

Notes to Financial Statements (continued)

Prudential Day One 2035 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$450,221	$—	$17,661	$8,306	$(663)	$440,203	43,370	$997	$—
Prudential Core Conservative Bond Fund (Class Q)	—	559,851	—	10,642	2,145	(11)	551,343	54,969	—	—
Prudential Global Real Estate Fund (Class Q)	—	556,435	—	15,963	10,583	(23)	551,032	22,723	2,621	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	223,417	—	4,697	1,158	57	219,935	19,515	2	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	440,972	—	20,217	19,928	317	441,000	34,917	9	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	1,431,694	—	38,792	41,187	388	1,434,477	118,846	7	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	3,087,259	16,606	66,379	44,476	796	3,082,758	174,266	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	—	(1,036)	—	—	186	656
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	447,620	—	9,760	2,312	79	440,251	39,449	3	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	1,994,004	—	42,184	28,857	472	1,981,149	174,397	22	—
Prudential TIPS Fund (Class Q)	—	784,276	—	14,677	1,513	(200)	770,912	78,186	1,550	—
Prudential Total Return Bond Fund (Class Q)	—	893,892	—	17,308	5,815	24	882,423	60,773	2,134	—

	$—	$10,887,283	$—	$258,280	$166,280	$200	$10,795,483		$7,531	$656

136

Prudential Day One 2040 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$250,698	$—	$21,375	$5,084	$(720)	$233,687	23,023	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	248,313	—	15,579	1,540	(4)	234,270	23,357	813	—
Prudential Global Real Estate Fund (Class Q)	—	306,190	—	22,874	9,238	(32)	292,522	12,063	2,361	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	183,569	—	12,809	4,134	239	175,133	15,540	3	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	302,129	—	33,750	22,776	1,486	292,641	23,170	11	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	906,199	—	74,865	45,864	1,468	878,666	72,797	8	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	1,677,408	16,606	109,400	49,839	2,071	1,636,524	92,511	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	—	(1,036)	—	—	185	656
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	308,605	—	21,993	5,215	315	292,142	26,178	4	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	1,150,366	—	73,548	32,152	1,180	1,110,150	97,724	23	—
Prudential TIPS Fund (Class Q)	—	249,601	—	15,662	230	(224)	233,945	23,727	986	—
Prudential Total Return Bond Fund (Class Q)	—	432,474	—	27,097	4,730	60	410,167	28,248	1,911	—

	$—	$6,033,194	$—	$428,952	$180,802	$4,803	$5,789,847		$6,305	$656

Prudential Day One 2045 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$312,755	$—	$15,705	$4,892	$(720)	$301,222	29,677	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	233,456	—	7,924	762	37	226,331	22,565	382	—
Prudential Global Real Estate Fund (Class Q)	—	386,405	—	16,019	6,302	371	377,059	15,549	1,417	—

Prudential Day One Funds	137

Notes to Financial Statements (continued)

Prudential Day One 2045 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	$—	$233,171	$—	$7,848	$243	$180	$225,746	20,031	$3	$—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	384,933	—	22,062	13,944	392	377,207	29,866	13	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	1,384,104	—	60,088	32,790	2,305	1,359,111	112,602	9	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	2,217,381	16,606	73,448	23,264	1,005	2,184,808	123,505	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,641	(16,606)	—	—	(1,035)	—	—	186	656
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	465,019	—	14,299	1,034	129	451,883	40,491	4	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	1,386,711	—	46,875	15,193	632	1,355,661	119,336	25	—
Prudential TIPS Fund (Class Q)	—	156,250	—	5,729	217	(35)	150,703	15,284	302	—
Prudential Total Return Bond Fund (Class Q)	—	543,760	—	18,626	2,961	149	528,244	36,380	1,194	—

	$—	$7,721,586	$—	$288,623	$101,602	$3,410	$7,537,975		$3,535	$656

Prudential Day One 2050 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$92,093	$—	$5,525	$2,453	$(187)	$88,834	8,752	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	45,753	—	1,500	268	1	44,522	4,439	112	—
Prudential Global Real Estate Fund (Class Q)	—	112,923	—	4,834	3,074	37	111,200	4,586	796	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	68,508	—	3,046	1,115	(1)	66,576	5,907	4	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	133,582	—	9,346	9,195	63	133,494	10,570	13	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	401,390	—	17,592	16,915	109	400,822	33,208	10	—

138

Prudential Day One 2050 Fund (cont’d)

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential QMA Large-Cap Core Equity Fund (Class Q)	$—	$633,989	$16,013	$21,444	$15,846	$(74)	$644,330	36,423	$—	$—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,012	(16,013)	—	—	(999)	—	—	179	633
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	158,965	—	5,622	2,146	(11)	155,478	13,932	4	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	426,703	—	14,658	10,007	(37)	422,015	37,149	25	—
Prudential TIPS Fund (Class Q)	—	23,510	—	1,362	83	—	22,231	2,255	64	—
Prudential Total Return Bond Fund (Class Q)	—	136,822	—	4,542	1,337	6	133,623	9,203	452	—

	$—	$2,251,250	$—	$89,471	$62,439	$(1,093)	$2,223,125		$1,659	$633

Prudential Day One 2055 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$115,075	$—	$3,142	$1,211	$(144)	$113,000	11,133	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	600	—	602	—	2	—	—	—	—
Prudential Global Real Estate Fund (Class Q)	—	140,778	—	1,481	2,151	2	141,450	5,833	399	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	85,781	—	1,184	93	(3)	84,687	7,514	4	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	167,896	—	3,722	5,642	(10)	169,806	13,445	15	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	530,343	—	4,856	12,663	31	538,181	44,588	10	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	825,633	16,606	3,277	8,899	11	847,872	47,929	187	656
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	17,642	(16,606)	—	—	(1,036)	—	—	—	—
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	198,583	—	1,274	460	4	197,773	17,722	4	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	589,012	—	2,145	6,453	4	593,324	52,229	26	—
Prudential TIPS Fund (Class Q)	—	600	—	602	—	2	—	—	—	—
Prudential Total Return Bond Fund (Class Q)	—	141,356	—	513	687	—	141,530	9,747	358	—

	$—	$2,813,299	$—	$22,798	$38,259	$(1,137)	$2,827,623		$1,003	$656

Prudential Day One Funds	139

Notes to Financial Statements (continued)

Prudential Day One 2060 Fund

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Exchange	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions
Prudential Commodity Strategies Fund (Class Q)	$—	$5,448	$—	$1,111	$(29)	$(38)	$4,270	421	$—	$—
Prudential Core Conservative Bond Fund (Class Q)	—	600	—	602	—	2	—	—	—	—
Prudential Global Real Estate Fund (Class Q)	—	5,619	—	547	259	13	5,344	220	43	—
Prudential Jennison Small-Cap Core Equity Fund (Class Q)	—	4,435	—	423	240	14	4,266	379	4	—
Prudential QMA Emerging Markets Equity Fund (Class Q)	—	6,995	—	1,557	951	27	6,416	508	15	—
Prudential QMA International Developed Markets Index Fund (Class Q)	—	20,513	—	2,400	2,106	116	20,335	1,685	10	—
Prudential QMA Large-Cap Core Equity Fund (Class Q)	—	16,570	17,199	2,903	2,160	78	33,104	1,871	—	—
Prudential QMA Large-Cap Core Equity Fund (Class Z)	—	18,271	(17,199)	—	—	(1,072)	—	—	192	680
Prudential QMA Mid-Cap Core Equity Fund (Class Q)	—	7,874	—	703	289	13	7,473	670	5	—
Prudential QMA US Broad Market Index Fund (Class Q)	—	22,965	—	1,917	1,319	51	22,418	1,973	26	—
Prudential TIPS Fund (Class Q)	—	600	—	602	—	2	—	—	—	—
Prudential Total Return Bond Fund (Class Q)	—	3,401	—	262	70	3	3,212	221	38	—

	$—	$113,291	$—	$13,027	$7,365	$(791)	$106,838		$333	$680

5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present undistributed net investment income, accumulated net realized gains or losses and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and paid-in capital in excess of par.

140

For the period ended July 31, 2017, the adjustments were as follows:

	Undistributed Net Investment Income	Paid-In Capital In Excess of Par
Prudential Day One Income Fund(a)	$3	$(3)
Prudential Day One 2010 Fund(a)	3	(3)
Prudential Day One 2015 Fund(a)	4	(4)
Prudential Day One 2020 Fund(a)	4	(4)
Prudential Day One 2025 Fund(a)	6	(6)
Prudential Day One 2030 Fund(a)	7	(7)
Prudential Day One 2035 Fund(a)	8	(8)
Prudential Day One 2040 Fund(a)	8	(8)
Prudential Day One 2045 Fund(a)	8	(8)
Prudential Day One 2050 Fund(a)	8	(8)
Prudential Day One 2055 Fund(a)	8	(8)
Prudential Day One 2060 Fund(a)	25	(25)

(a)	Due to non-deductible expenses.

Net investment income or loss, net realized gains or losses and net assets were not affected by these adjustments.

For the period ended July 31, 2017, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income
Prudential Day One Income Fund	$1,593

No dividends were paid by the other Funds during the period ended July 31, 2017.

For the period ended July 31, 2017, the Funds had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income
Prudential Day One Income Fund	$1,747
Prudential Day One 2010 Fund	7,093
Prudential Day One 2015 Fund	12,939
Prudential Day One 2020 Fund	25,587
Prudential Day One 2025 Fund	22,204
Prudential Day One 2030 Fund	14,984
Prudential Day One 2035 Fund	10,839
Prudential Day One 2040 Fund	14,348
Prudential Day One 2045 Fund	8,957
Prudential Day One 2050 Fund	2,000
Prudential Day One 2055 Fund	1,197
Prudential Day One 2060 Fund	307

Prudential Day One Funds	141

Notes to Financial Statements (continued)

These amounts may differ from the amounts shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences between financial and tax reporting.

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation as of July 31, 2017 were as follows:

	Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
Prudential Day One Income Fund	$2,044,110	$10,101	$(1,703)	$8,398
Prudential Day One 2010 Fund	4,474,131	55,439	(452)	54,987
Prudential Day One 2015 Fund	4,134,294	62,990	(2,736)	60,254
Prudential Day One 2020 Fund	12,399,485	191,431	(3,096)	188,335
Prudential Day One 2025 Fund	17,816,739	218,089	(1,188)	216,901
Prudential Day One 2030 Fund	10,107,504	224,760	(782)	223,978
Prudential Day One 2035 Fund	10,863,805	166,280	(1,000)	165,280
Prudential Day One 2040 Fund	5,683,500	180,802	(1,057)	179,745
Prudential Day One 2045 Fund	7,457,261	101,602	(849)	100,753
Prudential Day One 2050 Fund	2,175,902	62,439	(518)	61,921
Prudential Day One 2055 Fund	2,804,300	38,259	(162)	38,097
Prudential Day One 2060 Fund	113,836	7,394	(64)	7,330

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the following Funds had a capital loss carryforward as of July 31, 2017 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward
Prudential Day One 2055 Fund	$319
Prudential Day One 2060 Fund	76

Management has analyzed the Day One Funds’ tax positions and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. The Day One Funds’ federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

6. Capital

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

142

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest.

At reporting period end, Prudential owned the following number of shares of the Day One Funds:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Prudential Day One Income Fund	$1,003	$1,004	$1,005	$1,005	$1,006	$1,006
Prudential Day One 2010 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2015 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2020 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2025 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2030 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2035 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2040 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2045 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2050 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2055 Fund	1,000	1,000	1,000	1,000	1,000	1,000
Prudential Day One 2060 Fund	1,000	1,000	1,000	1,000	1,000	1,000

In addition, the following number of shareholders held the following percentages of outstanding shares of the Day One Funds on behalf of multiple beneficial owners:

	Number of Shareholders	% of Outstanding Shares	% held by an Affiliate of Prudential
Prudential Day One Income Fund	4	94	94
Prudential Day One 2010 Fund	3	98	98
Prudential Day One 2015 Fund	4	97	88
Prudential Day One 2020 Fund	4	98	87
Prudential Day One 2025 Fund	6	93	83
Prudential Day One 2030 Fund	5	98	87
Prudential Day One 2035 Fund	6	99	86
Prudential Day One 2040 Fund	4	97	65
Prudential Day One 2045 Fund	5	95	86
Prudential Day One 2050 Fund	3	84	71
Prudential Day One 2055 Fund	5	93	82
Prudential Day One 2060 Fund	3	92	92

Transactions in shares of beneficial interest were as follows:

Prudential Day One Income Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	3	29

Net increase (decrease) in shares outstanding	1,003	$10,029

Class R2
Period ended July 31, 2017*:
Shares sold	1,129	$11,309
Shares issued in reinvestment of dividends and distributions	4	39

Net increase (decrease) in shares outstanding	1,133	$11,348

Prudential Day One Funds	143

Notes to Financial Statements (continued)

Prudential Day One Income Fund (cont’d.)

Class R3	Shares	Amount
Period ended July 31, 2017*:
Shares sold	121,154	$1,255,995
Shares issued in reinvestment of dividends and distributions	4	46

Net increase (decrease) in shares outstanding	121,158	$1,256,041

Class R4
Period ended July 31, 2017*:
Shares sold	1,628	$16,332
Shares issued in reinvestment of dividends and distributions	8	83

Net increase (decrease) in shares outstanding	1,636	$16,415

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000
Shares issued in reinvestment of dividends and distributions	6	57

Net increase (decrease) in shares outstanding	1,006	$10,057

Class R6
Period ended July 31, 2017*:
Shares sold	129,177	$1,326,559
Shares issued in reinvestment of dividends and distributions	130	1,339
Shares reacquired	(58,627)	(602,811)

Net increase (decrease) in shares outstanding	70,680	$725,087

*	Commencement of operations was December 13, 2016.

Prudential Day One 2010 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

144

Prudential Day One 2010 Fund (cont’d.)

Class R4	Shares	Amount
Period ended July 31, 2017*:
Shares sold	4,075	$41,393

Net increase (decrease) in shares outstanding	4,075	$41,393

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	426,083	$4,407,260
Shares reacquired	(2,937)	(30,631)

Net increase (decrease) in shares outstanding	423,146	$4,376,629

*	Commencement of operations was December 13, 2016.

Prudential Day One 2015 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended July 31, 2017*:
Shares sold	12,427	$126,967
Shares reacquired	(7,565)	(77,317)

Net increase (decrease) in shares outstanding	4,862	$49,650

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	145

Notes to Financial Statements (continued)

Prudential Day One 2015 Fund (cont’d.)

Class R6	Shares	Amount
Period ended July 31, 2017*:
Shares sold	451,154	$4,679,700
Shares reacquired	(61,965)	(650,759)

Net increase (decrease) in shares outstanding	389,189	$4,028,941

*	Commencement of operations was December 13, 2016.

Prudential Day One 2020 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended July 31, 2017*:
Shares sold	25,303	$259,167
Shares reacquired	(8,462)	(88,253)

Net increase (decrease) in shares outstanding	16,841	$170,914

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	1,216,471	$12,609,532
Shares reacquired	(42,765)	(446,468)

Net increase (decrease) in shares outstanding	1,173,706	$12,163,064

*	Commencement of operations was December 13, 2016.

146

Prudential Day One 2025 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	55,971	$588,847

Net increase (decrease) in shares outstanding	55,971	$588,847

Class R2
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R3
Period ended July 31, 2017*:
Shares sold	364,247	$3,867,684

Net increase (decrease) in shares outstanding	364,247	$3,867,684

Class R4
Period ended July 31, 2017*:
Shares sold	27,082	$278,277
Shares reacquired	(10,603)	(110,818)

Net increase (decrease) in shares outstanding	16,479	$167,459

Class R5
Period ended July 31, 2017*:
Shares sold	1,542	$15,596

Net increase (decrease) in shares outstanding	1,542	$15,596

Class R6
Period ended July 31, 2017*:
Shares sold	1,262,205	$13,195,064
Shares reacquired	(4,410)	(46,538)

Net increase (decrease) in shares outstanding	1,257,795	$13,148,526

*	Commencement of operations was December 13, 2016.

Prudential Day One 2030 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,323	$13,462

Net increase (decrease) in shares outstanding	1,323	$13,462

Class R2
Period ended July 31, 2017*:
Shares sold	1,204	$12,118

Net increase (decrease) in shares outstanding	1,204	$12,118

Prudential Day One Funds	147

Notes to Financial Statements (continued)

Prudential Day One 2030 Fund (cont’d.)

Class R3	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended July 31, 2017*:
Shares sold	79,537	$823,497

Net increase (decrease) in shares outstanding	79,537	$823,497

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	876,042	$9,252,457
Shares reacquired	(2,692)	(28,862)

Net increase (decrease) in shares outstanding	873,350	$9,223,595

*	Commencement of operations was December 13, 2016.

Prudential Day One 2035 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,701	$17,179
Shares reacquired	(460)	(4,580)

Net increase (decrease) in shares outstanding	1,241	$12,599

Class R2
Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R3
Period ended July 31, 2017*:
Shares sold	372,867	$4,052,200

Net increase (decrease) in shares outstanding	372,867	$4,052,200

148

Prudential Day One 2035 Fund (cont’d.)

Class R4	Shares	Amount
Period ended July 31, 2017*:
Shares sold	5,289	$54,535

Net increase (decrease) in shares outstanding	5,289	$54,535

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,007

Net increase (decrease) in shares outstanding	1,000	$10,007

Class R6
Period ended July 31, 2017*:
Shares sold	655,572	$6,943,701
Shares reacquired	(21,677)	(234,537)

Net increase (decrease) in shares outstanding	633,895	$6,709,164

*	Commencement of operations was December 13, 2016.

Prudential Day One 2040 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,102	$11,071

Net increase (decrease) in shares outstanding	1,102	$11,071

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended July 31, 2017*:
Shares sold	10,541	$109,621
Shares reacquired	(29)	(299)

Net increase (decrease) in shares outstanding	10,512	$109,322

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Prudential Day One Funds	149

Notes to Financial Statements (continued)

Prudential Day One 2040 Fund (cont’d.)

Class R6	Shares	Amount
Period ended July 31, 2017*:
Shares sold	554,610	$5,893,456
Shares reacquired	(35,134)	(384,932)

Net increase (decrease) in shares outstanding	519,476	$5,508,524

*	Commencement of operations was December 13, 2016.

Prudential Day One 2045 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,086	$10,923

Net increase (decrease) in shares outstanding	1,086	$10,923

Class R3
Period ended July 31, 2017*:
Shares sold	346,850	$3,821,271

Net increase (decrease) in shares outstanding	346,850	$3,821,271

Class R4
Period ended July 31, 2017*:
Shares sold	22,477	$234,829

Net increase (decrease) in shares outstanding	22,477	$234,829

Class R5
Period ended July 31, 2017*:
Shares sold	1,045	$10,486

Net increase (decrease) in shares outstanding	1,045	$10,486

Class R6
Period ended July 31, 2017*:
Shares sold	335,855	$3,593,435
Shares reacquired	(22,971)	(246,640)

Net increase (decrease) in shares outstanding	312,884	$3,346,795

*	Commencement of operations was December 13, 2016.

150

Prudential Day One 2050 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	8,921	$96,260

Net increase (decrease) in shares outstanding	8,921	$96,260

Class R2
Period ended July 31, 2017*:
Shares sold	1,629	$16,843

Net increase (decrease) in shares outstanding	1,629	$16,843

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R4
Period ended July 31, 2017*:
Shares sold	6,887	$71,353
Shares reacquired	(67)	(718)

Net increase (decrease) in shares outstanding	6,820	$70,635

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	189,540	$2,027,660
Shares reacquired	(6,661)	(70,407)

Net increase (decrease) in shares outstanding	182,879	$1,957,253

*	Commencement of operations was December 13, 2016.

Prudential Day One 2055 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,544	$16,004

Net increase (decrease) in shares outstanding	1,544	$16,004

Prudential Day One Funds	151

Notes to Financial Statements (continued)

Prudential Day One 2055 Fund (cont’d.)

Class R3	Shares	Amount
Period ended July 31, 2017*:
Shares sold	161,779	$1,799,470

Net increase (decrease) in shares outstanding	161,779	$1,799,470

Class R4
Period ended July 31, 2017*:
Shares sold	4,056	$42,506

Net increase (decrease) in shares outstanding	4,056	$42,506

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	86,013	$919,336
Shares reacquired	(589)	(6,400)

Net increase (decrease) in shares outstanding	85,424	$912,936

*	Commencement of operations was December 13, 2016.

Prudential Day One 2060 Fund

Class R1	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R2
Period ended July 31, 2017*:
Shares sold	1,014	$10,154

Net increase (decrease) in shares outstanding	1,014	$10,154

Class R3
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

152

Prudential Day One 2060 Fund (cont’d.)

Class R4	Shares	Amount
Period ended July 31, 2017*:
Shares sold	1,004	$10,037

Net increase (decrease) in shares outstanding	1,004	$10,037

Class R5
Period ended July 31, 2017*:
Shares sold	1,000	$10,000

Net increase (decrease) in shares outstanding	1,000	$10,000

Class R6
Period ended July 31, 2017*:
Shares sold	5,403	$57,256
Shares reacquired	(742)	(8,058)

Net increase (decrease) in shares outstanding	4,661	$49,198

*	Commencement of operations was December 13, 2016.

7. Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Day One Funds did not utilize the SCA during the period ended July 31, 2017.

Prudential Day One Funds	153

Notes to Financial Statements (continued)

8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures.

9. Other

At the Trust’s Board meeting in March 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective August 1, 2017.

154

Prudential Day One Income Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.31
Total from investment operations	.39
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Net asset value, end of period	$10.36
Total Return(c):	3.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.64%	(e)
Expenses before waivers and/or expense reimbursement	299.81%	(e)
Net investment income (loss)	1.18%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	155

Prudential Day One Income Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.32
Total from investment operations	.41
Less Dividends and Distributions:
Dividends from net investment income	(.04)
Net asset value, end of period	$10.37
Total Return(c):	4.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.39%	(e)
Expenses before waivers and/or expense reimbursement	286.56%	(e)
Net investment income (loss)	1.43%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

156

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.31
Total from investment operations	.42
Less Dividends and Distributions:
Dividends from net investment income	(.05)
Net asset value, end of period	$10.37
Total Return(c):	4.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,256
Average net assets (000)	$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.09%	(e)
Expenses before waivers and/or expense reimbursement	132.21%	(e)
Net investment income (loss)	1.63%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	157

Prudential Day One Income Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.31
Total from investment operations	.42
Less Dividends and Distributions:
Dividends from net investment income	(.05)
Net asset value, end of period	$10.37
Total Return(c):	4.23%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17
Average net assets (000)	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.14%	(e)
Expenses before waivers and/or expense reimbursement	275.84%	(e)
Net investment income (loss)	1.67%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

158

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investment transactions	.31
Total from investment operations	.43
Less Dividends and Distributions:
Dividends from net investment income	(.06)
Net asset value, end of period	$10.37
Total Return(c):	4.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.03%	(e)
Expenses before waivers and/or expense reimbursement	298.99%	(e)
Net investment income (loss)	1.79%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	159

Prudential Day One Income Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investment transactions	.32
Total from investment operations	.44
Less Dividends and Distributions:
Dividends from net investment income	(.06)
Net asset value, end of period	$10.38
Total Return(c):	4.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$734
Average net assets (000)	$199
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.19)%	(e)
Expenses before waivers and/or expense reimbursement	80.76%	(e)
Net investment income (loss)	1.91%	(e)
Portfolio turnover rate	146%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

160

Prudential Day One 2010 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.35
Total from investment operations	.43
Net asset value, end of period	$10.43
Total Return(c):	4.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.65%	(e)
Expenses before waivers and/or expense reimbursement	336.61%	(e)
Net investment income (loss)	1.16%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	161

Prudential Day One 2010 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.36
Total from investment operations	.45
Net asset value, end of period	$10.45
Total Return(c):	4.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.40%	(e)
Expenses before waivers and/or expense reimbursement	336.27%	(e)
Net investment income (loss)	1.41%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

162

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.36
Total from investment operations	.46
Net asset value, end of period	$10.46
Total Return(c):	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.26%	(e)
Expenses before waivers and/or expense reimbursement	336.07%	(e)
Net investment income (loss)	1.56%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	163

Prudential Day One 2010 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.35
Total from investment operations	.46
Net asset value, end of period	$10.46
Total Return(c):	4.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$43
Average net assets (000)	$31
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.12%	(e)
Expenses before waivers and/or expense reimbursement	259.21%	(e)
Net investment income (loss)	1.71%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

164

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.36
Total from investment operations	.47
Net asset value, end of period	$10.47
Total Return(c):	4.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.04%	(e)
Expenses before waivers and/or expense reimbursement	335.77%	(e)
Net investment income (loss)	1.77%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	165

Prudential Day One 2010 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.15
Net realized and unrealized gain (loss) on investment transactions	.33
Total from investment operations	.48
Net asset value, end of period	$10.48
Total Return(c):	4.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,436
Average net assets (000)	$452
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.27)%	(e)
Expenses before waivers and/or expense reimbursement	26.49%	(e)
Net investment income (loss)	2.20%	(e)
Portfolio turnover rate	9%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

166

Prudential Day One 2015 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.42
Total from investment operations	.49
Net asset value, end of period	$10.49
Total Return(c):	4.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.65%	(e)
Expenses before waivers and/or expense reimbursement	244.08%	(e)
Net investment income (loss)	1.10%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	167

Prudential Day One 2015 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.41
Total from investment operations	.50
Net asset value, end of period	$10.50
Total Return(c):	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.40%	(e)
Expenses before waivers and/or expense reimbursement	243.71%	(e)
Net investment income (loss)	1.35%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

168

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.41
Total from investment operations	.51
Net asset value, end of period	$10.51
Total Return(c):	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.26%	(e)
Expenses before waivers and/or expense reimbursement	243.52%	(e)
Net investment income (loss)	1.50%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	169

Prudential Day One 2015 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.40
Total from investment operations	.51
Net asset value, end of period	$10.51
Total Return(c):	5.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51
Average net assets (000)	$42
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.16%	(e)
Expenses before waivers and/or expense reimbursement	144.74%	(e)
Net investment income (loss)	1.72%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

170

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.42
Total from investment operations	.53
Net asset value, end of period	$10.53
Total Return(c):	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.05%	(e)
Expenses before waivers and/or expense reimbursement	243.22%	(e)
Net investment income (loss)	1.71%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	171

Prudential Day One 2015 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.13
Net realized and unrealized gain (loss) on investment transactions	.40
Total from investment operations	.53
Net asset value, end of period	$10.53
Total Return(c):	5.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,099
Average net assets (000)	$640
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.22)%	(e)
Expenses before waivers and/or expense reimbursement	27.57%	(e)
Net investment income (loss)	1.94%	(e)
Portfolio turnover rate	82%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

172

Prudential Day One 2020 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.45
Total from investment operations	.52
Net asset value, end of period	$10.52
Total Return(c):	5.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.67%	(e)
Expenses before waivers and/or expense reimbursement	211.29%	(e)
Net investment income (loss)	1.02%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	173

Prudential Day One 2020 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.46
Total from investment operations	.54
Net asset value, end of period	$10.54
Total Return(c):	5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)
Expenses before waivers and/or expense reimbursement	210.95%	(e)
Net investment income (loss)	1.27%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

174

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.46
Total from investment operations	.55
Net asset value, end of period	$10.55
Total Return(c):	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.27%	(e)
Expenses before waivers and/or expense reimbursement	210.74%	(e)
Net investment income (loss)	1.41%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	175

Prudential Day One 2020 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.45
Total from investment operations	.55
Net asset value, end of period	$10.55
Total Return(c):	5.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$178
Average net assets (000)	$160
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.14%	(e)
Expenses before waivers and/or expense reimbursement	45.98%	(e)
Net investment income (loss)	1.45%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

176

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.11
Net realized and unrealized gain (loss) on investment transactions	.45
Total from investment operations	.56
Net asset value, end of period	$10.56
Total Return(c):	5.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.06%	(e)
Expenses before waivers and/or expense reimbursement	210.44%	(e)
Net investment income (loss)	1.62%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	177

Prudential Day One 2020 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investment transactions	.42
Total from investment operations	.54
Net asset value, end of period	$10.54
Total Return(c):	5.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,368
Average net assets (000)	$1,944
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.21)%	(e)
Expenses before waivers and/or expense reimbursement	9.10%	(e)
Net investment income (loss)	1.80%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

178

Prudential Day One 2025 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.54
Total from investment operations	.58
Net asset value, end of period	$10.58
Total Return(c):	5.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$592
Average net assets (000)	$43
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.53%	(e)
Expenses before waivers and/or expense reimbursement	55.43%	(e)
Net investment income (loss)	.55%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	179

Prudential Day One 2025 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.51
Total from investment operations	.59
Net asset value, end of period	$10.59
Total Return(c):	5.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.42%	(e)
Expenses before waivers and/or expense reimbursement	215.71%	(e)
Net investment income (loss)	1.16%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

180

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.54
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return(c):	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,863
Average net assets (000)	$77
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.04%	(e)
Expenses before waivers and/or expense reimbursement	34.35%	(e)
Net investment income (loss)	1.06%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	181

Prudential Day One 2025 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.53
Total from investment operations	.61
Net asset value, end of period	$10.61
Total Return(c):	6.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$175
Average net assets (000)	$133
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.15%	(e)
Expenses before waivers and/or expense reimbursement	49.61%	(e)
Net investment income (loss)	1.17%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

182

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.52
Total from investment operations	.62
Net asset value, end of period	$10.62
Total Return(c):	6.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16
Average net assets (000)	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.06%	(e)
Expenses before waivers and/or expense reimbursement	179.75%	(e)
Net investment income (loss)	1.47%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	183

Prudential Day One 2025 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.10
Net realized and unrealized gain (loss) on investment transactions	.54
Total from investment operations	.64
Net asset value, end of period	$10.64
Total Return(c):	6.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,380
Average net assets (000)	$2,024
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.19)%	(e)
Expenses before waivers and/or expense reimbursement	8.73%	(e)
Net investment income (loss)	1.57%	(e)
Portfolio turnover rate	6%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

184

Prudential Day One 2030 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.70
Total from investment operations	.74
Net asset value, end of period	$10.74
Total Return(c):	7.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.69%	(e)
Expenses before waivers and/or expense reimbursement	195.73%	(e)
Net investment income (loss)	.68%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	185

Prudential Day One 2030 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	.69
Total from investment operations	.75
Net asset value, end of period	$10.75
Total Return(c):	7.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.43%	(e)
Expenses before waivers and/or expense reimbursement	183.27%	(e)
Net investment income (loss)	.91%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

186

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.69
Total from investment operations	.76
Net asset value, end of period	$10.76
Total Return(c):	7.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.29%	(e)
Expenses before waivers and/or expense reimbursement	198.46%	(e)
Net investment income (loss)	1.09%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	187

Prudential Day One 2030 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.72
Total from investment operations	.77
Net asset value, end of period	$10.77
Total Return(c):	7.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$857
Average net assets (000)	$507
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.17%	(e)
Expenses before waivers and/or expense reimbursement	20.56%	(e)
Net investment income (loss)	.80%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

188

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.70
Total from investment operations	.78
Net asset value, end of period	$10.78
Total Return(c):	7.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.08%	(e)
Expenses before waivers and/or expense reimbursement	198.14%	(e)
Net investment income (loss)	1.30%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	189

Prudential Day One 2030 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.71
Total from investment operations	.79
Net asset value, end of period	$10.79
Total Return(c):	7.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,426
Average net assets (000)	$1,557
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.14)%	(e)
Expenses before waivers and/or expense reimbursement	9.71%	(e)
Net investment income (loss)	1.23%	(e)
Portfolio turnover rate	5%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

190

Prudential Day One 2035 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.77
Total from investment operations	.81
Net asset value, end of period	$10.81
Total Return(c):	8.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.65%	(e)
Expenses before waivers and/or expense reimbursement	250.51%	(e)
Net investment income (loss)	.58%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	191

Prudential Day One 2035 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.78
Total from investment operations	.83
Net asset value, end of period	$10.83
Total Return(c):	8.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.40%	(e)
Expenses before waivers and/or expense reimbursement	246.60%	(e)
Net investment income (loss)	.84%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

192

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.80
Total from investment operations	.84
Net asset value, end of period	$10.84
Total Return(c):	8.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,044
Average net assets (000)	$80
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.08%	(e)
Expenses before waivers and/or expense reimbursement	40.80%	(e)
Net investment income (loss)	.59%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	193

Prudential Day One 2035 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.80
Total from investment operations	.85
Net asset value, end of period	$10.85
Total Return(c):	8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$57
Average net assets (000)	$37
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.14%	(e)
Expenses before waivers and/or expense reimbursement	122.15%	(e)
Net investment income (loss)	.73%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

194

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.08
Net realized and unrealized gain (loss) on investment transactions	.77
Total from investment operations	.85
Net asset value, end of period	$10.85
Total Return(c):	8.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.05%	(e)
Expenses before waivers and/or expense reimbursement	246.10%	(e)
Net investment income (loss)	1.19%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	195

Prudential Day One 2035 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.80
Total from investment operations	.87
Net asset value, end of period	$10.87
Total Return(c):	8.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,889
Average net assets (000)	$1,284
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.16)%	(e)
Expenses before waivers and/or expense reimbursement	14.16%	(e)
Net investment income (loss)	1.03%	(e)
Portfolio turnover rate	13%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

196

Prudential Day One 2040 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.87
Total from investment operations	.90
Net asset value, end of period	$10.90
Total Return(c):	9.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.64%	(e)
Expenses before waivers and/or expense reimbursement	226.80%	(e)
Net investment income (loss)	.46%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	197

Prudential Day One 2040 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.87
Total from investment operations	.92
Net asset value, end of period	$10.92
Total Return(c):	9.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.39%	(e)
Expenses before waivers and/or expense reimbursement	219.37%	(e)
Net investment income (loss)	.69%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

198

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	.87
Total from investment operations	.93
Net asset value, end of period	$10.93
Total Return(c):	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.24%	(e)
Expenses before waivers and/or expense reimbursement	226.24%	(e)
Net investment income (loss)	.86%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	199

Prudential Day One 2040 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.91
Total from investment operations	.94
Net asset value, end of period	$10.94
Total Return(c):	9.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$115
Average net assets (000)	$71
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.13%	(e)
Expenses before waivers and/or expense reimbursement	81.65%	(e)
Net investment income (loss)	.52%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

200

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.88
Total from investment operations	.95
Net asset value, end of period	$10.95
Total Return(c):	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.03%	(e)
Expenses before waivers and/or expense reimbursement	225.96%	(e)
Net investment income (loss)	1.07%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	201

Prudential Day One 2040 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	.90
Total from investment operations	.96
Net asset value, end of period	$10.96
Total Return(c):	9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,693
Average net assets (000)	$1,375
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.17)%	(e)
Expenses before waivers and/or expense reimbursement	13.42%	(e)
Net investment income (loss)	.85%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

202

Prudential Day One 2045 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.94
Total from investment operations	.97
Net asset value, end of period	$10.97
Total Return(c):	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.64%	(e)
Expenses before waivers and/or expense reimbursement	218.87%	(e)
Net investment income (loss)	.39%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	203

Prudential Day One 2045 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.94
Total from investment operations	.98
Net asset value, end of period	$10.98
Total Return(c):	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.39%	(e)
Expenses before waivers and/or expense reimbursement	216.07%	(e)
Net investment income (loss)	.63%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

204

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.96
Total from investment operations	.99
Net asset value, end of period	$10.99
Total Return(c):	9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,812
Average net assets (000)	$76
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.09%	(e)
Expenses before waivers and/or expense reimbursement	42.49%	(e)
Net investment income (loss)	.38%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	205

Prudential Day One 2045 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.97
Total from investment operations	1.00
Net asset value, end of period	$11.00
Total Return(c):	10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$247
Average net assets (000)	$142
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.12%	(e)
Expenses before waivers and/or expense reimbursement	59.08%	(e)
Net investment income (loss)	.38%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

206

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investment transactions	.94
Total from investment operations	1.01
Net asset value, end of period	$11.01
Total Return(c):	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.04%	(e)
Expenses before waivers and/or expense reimbursement	216.62%	(e)
Net investment income (loss)	.99%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	207

Prudential Day One 2045 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.98
Total from investment operations	1.03
Net asset value, end of period	$11.03
Total Return(c):	10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,451
Average net assets (000)	$665
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.16)%	(e)
Expenses before waivers and/or expense reimbursement	22.86%	(e)
Net investment income (loss)	.80%	(e)
Portfolio turnover rate	21%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

208

Prudential Day One 2050 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	.94
Total from investment operations	.95
Net asset value, end of period	$10.95
Total Return(c):	9.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$98
Average net assets (000)	$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.59%	(e)
Expenses before waivers and/or expense reimbursement	192.34%	(e)
Net investment income (loss)	.14%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	209

Prudential Day One 2050 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	.92
Total from investment operations	.96
Net asset value, end of period	$10.96
Total Return(c):	9.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.38%	(e)
Expenses before waivers and/or expense reimbursement	257.36%	(e)
Net investment income (loss)	.54%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

210

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.92
Total from investment operations	.97
Net asset value, end of period	$10.97
Total Return(c):	9.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	267.71%	(e)
Net investment income (loss)	.71%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	211

Prudential Day One 2050 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	.95
Total from investment operations	.98
Net asset value, end of period	$10.98
Total Return(c):	9.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$75
Average net assets (000)	$45
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.11%	(e)
Expenses before waivers and/or expense reimbursement	141.42%	(e)
Net investment income (loss)	.39%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

212

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	.93
Total from investment operations	.99
Net asset value, end of period	$10.99
Total Return(c):	9.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.02%	(e)
Expenses before waivers and/or expense reimbursement	267.38%	(e)
Net investment income (loss)	.92%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	213

Prudential Day One 2050 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.06
Net realized and unrealized gain (loss) on investment transactions	.94
Total from investment operations	1.00
Net asset value, end of period	$11.00
Total Return(c):	10.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,013
Average net assets (000)	$318
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.19)%	(e)
Expenses before waivers and/or expense reimbursement	49.96%	(e)
Net investment income (loss)	.83%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

214

Prudential Day One 2055 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	1.05
Total from investment operations	1.07
Net asset value, end of period	$11.07
Total Return(c)	10.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.64%	(e)
Expenses before waivers and/or expense reimbursement	257.86%	(e)
Net investment income (loss)	.23%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	215

Prudential Day One 2055 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	1.06
Total from investment operations	1.09
Net asset value, end of period	$11.09
Total Return(c)	10.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17
Average net assets (000)	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.38%	(e)
Expenses before waivers and/or expense reimbursement	250.88%	(e)
Net investment income (loss)	.47%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

216

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	1.08
Total from investment operations	1.10
Net asset value, end of period	$11.10
Total Return(c)	11.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,795
Average net assets (000)	$41
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.13%	(e)
Expenses before waivers and/or expense reimbursement	93.88%	(e)
Net investment income (loss)	.25%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	217

Prudential Day One 2055 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	1.08
Total from investment operations	1.11
Net asset value, end of period	$11.11
Total Return(c)	11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45
Average net assets (000)	$25
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.13%	(e)
Expense before waivers and/or expense reimbursement	166.78%	(e)
Net investment income (loss)	.41%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

218

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment transactions	1.06
Total from investment operations	1.12
Net asset value, end of period	$11.12
Total Return(c)	11.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	.03%	(e)
Expense before waivers and/or expense reimbursement	257.05%	(e)
Net investment income (loss)	.84%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	219

Prudential Day One 2055 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.00
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	1.09
Total from investment operations	1.13
Net asset value, end of period	$11.13
Total Return(c)	11.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$950
Average net assets (000)	$287
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	(.15)%	(e)
Expense before waivers and/or expense reimbursement	60.80%	(e)
Net investment income (loss)	.53%	(e)
Portfolio turnover rate	4%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

220

Prudential Day One 2060 Fund

Financial Highlights

Class R1 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	1.00
Total from investment operations	1.01
Net asset value, end of period	$11.01
Total Return(c):	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.63%	(e)
Expenses before waivers and/or expense reimbursement	479.61%	(e)
Net investment income (loss)	.22%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	221

Prudential Day One 2060 Fund

Financial Highlights (continued)

Class R2 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment transactions	1.00
Total from investment operations	1.03
Net asset value, end of period	$11.03
Total Return(c):	10.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.37%	(e)
Expenses before waivers and/or expense reimbursement	479.48%	(e)
Net investment income (loss)	.47%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

222

Class R3 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	1.00
Total from investment operations	1.04
Net asset value, end of period	$11.04
Total Return(c):	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.23%	(e)
Expenses before waivers and/or expense reimbursement	479.19%	(e)
Net investment income (loss)	.61%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	223

Prudential Day One 2060 Fund

Financial Highlights (continued)

Class R4 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	.99
Total from investment operations	1.04
Net asset value, end of period	$11.04
Total Return(c):	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.12%	(e)
Expenses before waivers and/or expense reimbursement	479.00%	(e)
Net investment income (loss)	.72%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

224

Class R5 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	1.00
Total from investment operations	1.05
Net asset value, end of period	$11.05
Total Return(c):	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.02%	(e)
Expenses before waivers and/or expense reimbursement	478.98%	(e)
Net investment income (loss)	.83%	(e)
Portfolio turnover rate	18%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Day One Funds	225

Prudential Day One 2060 Fund

Financial Highlights (continued)

Class R6 Shares
	December 13, 2016(a) through July 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05
Net realized and unrealized gain (loss) on investment transactions	1.01
Total from investment operations	1.06
Net asset value, end of period	$11.06
Total Return(c):	10.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52
Average net assets (000)	$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	(.15)%(e	)
Expenses before waivers and/or expense reimbursement	459.90%(e	)
Net investment income (loss)	.79%(e	)
Portfolio turnover rate	18%(f	)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

226

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Prudential Investment Portfolios 5:

We have audited the accompanying statements of assets and liabilities of Prudential Day One Income Fund, Prudential Day One 2010 Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 (the “Funds”), each a series of Prudential Investment Portfolios 5, including their respective schedules of investments, as of July 31, 2017, and the related statements of operations, changes in net assets, and the financial highlights for the period from December 13, 2016 (commencement of operations) to July 31, 2017. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian, transfer agents and brokers or by other appropriate auditing procedures when replies from brokers or transfer agents were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2017, and the results of their operations, the changes in their net assets and their financial highlights for the period described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 19, 2017

Prudential Day One Funds	227

Tax Information (unaudited)

For the period ended July 31, 2017, the following Fund reports the maximum amount allowable under Section 854 of the Internal Revenue Code, but not less than, the following percentages of the ordinary income dividends paid as: 1) qualified dividend income (QDI); and 2) eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Prudential Day One Income Fund	3.47%	2.04%

In January 2018, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in calendar year 2017.

228

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (59) Board Member Portfolios Overseen: 87	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (65) Board Member Portfolios Overseen: 87	Retired; Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (65) Board Member Portfolios Overseen: 87	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Day One Funds

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Barry H. Evans (56)± Board Member Portfolios Overseen: 87	Retired; Formerly President (2005–2016), Global Chief Operating Officer (2014–2016), Chief Investment Officer–Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management U.S.	Director, Manulife Trust Company (2011-present); Director, Manulife Asset Management Limited (2015-present); Formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); Formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016)
Keith F. Hartstein (60) Board Member & Independent Chair Portfolios Overseen: 87	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Laurie Simon Hodrick (55)± Board Member Portfolios Overseen: 87	A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (since 1996); Visiting Professor of Law and Rock Center for Corporate Governance Fellow, Stanford Law School (since 2015); Visiting Fellow, Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); Formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008); Formerly Director/Trustee, Merrill Lynch Investment Managers Funds (1999-2006)	Independent Director, Corporate Capital Trust (since April 2017) (a business development company)
Michael S. Hyland, CFA (71) Board Member Portfolios Overseen: 87	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.

Visit our website at pgiminvestments.com

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Richard A. Redeker (74) Board Member & Independent Vice Chair Portfolios Overseen: 87	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (74) Board Member Portfolios Overseen: 87	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Frontline Medical Communications (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

±	Mr. Evans and Ms. Hodrick joined the Board effective as of September 1, 2017.

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (54) Board Member & President Portfolios Overseen: 87	President of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011).	None.

Prudential Day One Funds

Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Scott E. Benjamin (44) Board Member & Vice President Portfolios Overseen: 87	Executive Vice President (since June 2009) of PGIM Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (58) Board Member Portfolios Overseen: 86	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A. and Sun National Bank

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by PGIM Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a Non-Management Interested Board Member.
(1)	The year that each Board Member joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Barry H. Evans, 2017; Keith F. Hartstein, 2013; Laurie Simon Hodrick, 2017; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (62) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of PGIM Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (42) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of PGIM Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (59) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PGIM Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (59) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PGIM Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005
Claudia DiGiacomo (42) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PGIM Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005

Prudential Day One Funds

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Andrew R. French (54) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Charles H. Smith (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2015) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2016); formerly Global Head of Economic Sanctions Compliance at AIG Property Casualty (February 2007–December 2014); Assistant Attorney General at the New York State Attorney General’s Office, Division of Public Advocacy. (August 1998 —January 2007).	Since 2016
M. Sadiq Peshimam (53) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of PGIM Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (59) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (50) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (56) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (49) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the Prudential Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Visit our website at pgiminvestments.com

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q will be available on the Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s schedule of portfolio holdings is also available on the Funds’ website as of the end of each month no sooner than 15 days after the end of the month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380
Prudential Day One 2010 Fund (Share Class R1)	PDBDX	74445D703	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One 2010 Fund (Share Class R2)	PDBEX	74445D802	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One 2010 Fund (Share Class R3)	PDBFX	74445D885	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One 2010 Fund (Share Class R4)	PDBGX	74445D877	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One 2010 Fund (Share Class R5)	PDBHX	74445D869	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One 2010 Fund (Share Class R6)	PDBJX	74445D851	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182

MF236E

Item	2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item	3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item	4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2017 and July 31, 2016, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $287,152 and $50,407 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2017 and July 31, 2016: none.

(c) Tax Fees

For the fiscal years ended July 31, 2017 and July 31, 2016: none.

(d) All Other Fees

For the fiscal years ended July 31, 2017 and July 31, 2016: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

●	a review of the nature of the professional services expected to be provided,

●	a review of the safeguards put into place by the accounting firm to safeguard independence, and

●	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits
➢	Seed audits (related to new product filings, as required)

➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
◾	Federal, state and local income tax compliance; and,
◾	Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments LLC and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended July 31, 2017 and July 31, 2016: none.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2017 and July 31, 2016 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item	12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications	pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any	written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 21, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 21, 2017